UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Long/Short Equity Fund

October 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 125.0%

	Aerospace & Defense – 3.0%

500	United Technologies Corporation	$38,990
	Auto Components – 1.8%

700	Johnson Controls, Inc.	23,051
	Capital Markets – 1.8%

450	T. Rowe Price Group Inc.	23,778
	Chemicals – 8.3%

600	Ecolab Inc., (3)	32,304

500	Monsanto Company	36,375

400	Praxair, Inc., (3)	40,668
	Total Chemicals	109,347
	Commercial Banks – 1.9%

985	Wells Fargo & Company	25,521
	Communications Equipment – 3.7%

955	Juniper Networks Inc., (2)	23,369

495	QUALCOMM, Inc.	25,542
	Total Communications Equipment	48,911
	Computers & Peripherals – 6.8%

135	Apple, Inc.	54,645

1,400	EMC Corporation, (2), (3)	34,314
	Total Computers & Peripherals	88,959
	Diversified Financial Services – 1.9%

725	JPMorgan Chase & Co.	25,201
	Electrical Equipment – 2.2%

600	Emerson Electric Company	28,872
	Electronic Equipment & Instruments – 2.0%

550	Amphenol Corporation, Class A	26,120
	Energy Equipment & Services – 7.0%

250	Core Laboratories NV	27,065

400	National-Oilwell Varco Inc., (3)	28,532

500	Schlumberger Limited, (3)	36,735
	Total Energy Equipment & Services	92,332
	Food & Staples Retailing – 2.5%

400	Costco Wholesale Corporation	33,300
	Food Products – 4.2%

865	Hain Celestial Group Inc., (2), (3)	29,029

550	McCormick & Company, Incorporated, (3)	26,708
	Total Food Products	55,737
	Health Care Providers & Services – 2.4%

700	Express Scripts, Inc., (2), (3)	32,011
	Health Care Technology – 2.2%

450	Cerner Corporation, (2)	28,544
	Hotels, Restaurants & Leisure – 2.5%

350	McDonald’s Corporation	32,498

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Long/Short Equity Fund (continued)

October 31, 2011

Shares	Description (1)	Value

	Internet Software & Services – 2.3%

50	Google Inc., Class A, (2)	$29,632
	IT Services – 10.3%

650	Accenture Limited	39,169

335	International Business Machines Corporation (IBM), (3)	61,851

375	Visa Inc.	34,973
	Total IT Services	135,993
	Life Sciences Tools & Services – 2.4%

400	Waters Corporation, (2), (3)	32,048
	Machinery – 5.9%

750	Donaldson Company, Inc.	48,038

700	PACCAR Inc.	30,268
	Total Machinery	78,306
	Media – 2.3%

690	Discovery Communications Inc., Class A Shares, (2), (3)	29,987
	Metals & Mining – 1.8%

305	BHP Billiton PLC, ADR, (3)	23,814
	Oil, Gas & Consumable Fuels – 11.4%

675	Continental Resources Inc., (2), (3)	40,939

375	Golar LNG, Limited, (3)	15,161

725	Occidental Petroleum Corporation	67,382

310	Pioneer Natural Resources Company, (3)	26,009
	Total Oil, Gas & Consumable Fuels	149,491
	Personal Products – 6.6%

800	Herbalife, Limited	49,888

740	Nu Skin Enterprises, Inc., Class A, (3)	37,392
	Total Personal Products	87,280
	Pharmaceuticals – 1.9%

300	Allergan, Inc.	25,236
	Road & Rail – 2.5%

450	Norfolk Southern Corporation	33,296
	Semiconductors & Equipment – 5.7%

600	Altera Corporation, (3)	22,752

900	ARM Holdings PLC, (3)	25,281

750	Broadcom Corporation, Class A	27,068
	Total Semiconductors & Equipment	75,101
	Software – 7.1%

600	BMC Software, Inc., (2)	20,856

700	Check Point Software Technology Limited, (2), (3)	40,341

600	Intuit, Inc., (2)	32,202
	Total Software	93,399
	Specialty Retail – 2.4%

200	Ross Stores, Inc.	17,546

175	Tiffany & Co.	13,953
	Total Specialty Retail	31,499

2	Nuveen Investments

Shares	Description (1)			Value

	Textiles, Apparel & Luxury Goods – 5.9%

305	Deckers Outdoor Corporation, (2), (3)			$35,148

300	Nike, Inc., Class B			28,905

100	VF Corporation			13,820
	Total Textiles, Apparel & Luxury Goods			77,873
	Wireless Telecommunication Services – 2.3%

550	American Tower Corporation, (2)			30,305
	Total Common Stocks (cost $1,349,182)			1,646,432

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 8.7%

$115	Repurchase Agreement with State Street Bank, dated 10/31/11, repurchase price $115,196, collateralized by $120,000 U.S. Treasury Bills, 0.000%, due 12/29/11, value $119,998	0.010%	11/01/11	$115,197
	Total Short-Term Investments (cost $115,197)			115,197
	Total Investments (cost $1,464,379) – 133.7%			1,761,629

Shares	Description (1)			Value
	COMMON STOCKS SOLD SHORT – (31.2)%

	Aerospace & Defense – (5.2)%

(205)	General Dynamics Corporation			$(13,159)

(560)	Honeywell International Inc.			(29,344)

(350)	Lockheed Martin Corporation			(26,563)
	Total Aerospace & Defense			(69,066)
	Chemicals – (1.0)%

(155)	Air Products & Chemicals Inc.			(13,352)
	Containers & Packaging – (2.0)%

(750)	Ball Corporation			(25,928)
	Diversified Financial Services – (1.0)%

(375)	Moody’s Corporation			(13,309)
	Energy Equipment & Services – (2.2)%

(450)	Diamond Offshore Drilling, Inc.			(29,493)
	Health Care Equipment & Supplies – (2.3)%

(800)	DENTSPLY International Inc.			(29,568)
	Food & Staples Retailing – (2.3)%

(525)	Wal-Mart Stores, Inc.			(29,778)
	Health Care Providers & Services – (2.3)%

(550)	Quest Diagnostics Incorporated			(30,690)
	IT Services – (0.9)%

(375)	Computer Sciences Corporation			(11,798)
	Machinery – (2.3)%

(625)	CLARCOR, Inc.			(30,300)
	Metals & Mining – (2.3)%

(750)	Freeport-McMoRan Copper & Gold, Inc.			(30,195)
	Oil, Gas & Consumable Fuels – (1.0)%

(525)	Valero Energy Corporation			(12,915)

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Long/Short Equity Fund (continued)

October 31, 2011

Shares	Description (1)	Value

	Pharmaceuticals – (2.1)%

(800)	Merck & Company Inc.	$(27,600)
	Semiconductors & Equipment – (2.1)%

(1,150)	Intel Corporation	(28,221)
	Specialty Retail – (2.2)%

(1,550)	Gap, Inc.	(29,295)
	Total Common Stocks Sold Short (proceeds $385,871)	(411,508)
	Other Assets Less Liabilities – (2.5)%	(32,675)
	Net Assets – 100%	$1,317,446

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,646,432	$—	$—	$1,646,432
Short-Term Investments	—	115,197	—	115,197
Common Stocks Sold Short	(411,508)	—	—	(411,508)
Total	$1,234,924	$115,197	$—	$1,350,121

During the period ended October 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2011, the cost of investments (excluding common stocks sold short) was $1,464,379.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) at October 31, 2011, were as follows:

Gross unrealized:
Appreciation	$341,821
Depreciation	(44,571)
Net unrealized appreciation (depreciation) of investments	$297,250

4	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, segregated as collateral for securities lending.

ADR	American Depositary Receipt.

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Winslow Large-Cap Growth Fund

October 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 95.3%

	Aerospace & Defense – 1.8%

75,420	United Technologies Corporation	$5,881,252
	Air Freight & Logistics – 1.0%

47,980	C.H. Robinson Worldwide, Inc.	3,331,251
	Auto Components – 1.3%

57,610	BorgWarner Inc., (2)	4,406,589
	Biotechnology – 2.2%

24,000	Biogen Idec Inc., (2)	2,792,640

67,900	Celgene Corporation, (2)	4,401,957
	Total Biotechnology	7,194,597
	Capital Markets – 2.2%

44,830	Franklin Resources, Inc.	4,780,223

152,760	TD Ameritrade Holding Corporation	2,563,313
	Total Capital Markets	7,343,536
	Chemicals – 3.3%

78,640	Ecolab Inc.	4,233,978

92,600	Monsanto Company	6,736,650
	Total Chemicals	10,970,628
	Communications Equipment – 3.1%

194,540	QUALCOMM, Inc.	10,038,264
	Computers & Peripherals – 7.9%

37,495	Apple, Inc., (2)	15,177,223

333,970	EMC Corporation, (2)	8,185,605

65,430	NetApp Inc., (2)	2,680,013
	Total Computers & Peripherals	26,042,841
	Construction & Engineering – 1.4%

83,640	Fluor Corporation	4,754,934
	Diversified Financial Services – 3.1%

10,980	CME Group, Inc.	3,025,649

32,220	Intercontinental Exchange, Inc., (2)	4,184,734

81,840	JP Morgan Chase & Co.	2,844,758
	Total Diversified Financial Services	10,055,141
	Energy Equipment & Services – 4.8%

155,000	FMC Technologies Inc., (2)	6,947,100

120,970	Schlumberger Limited	8,887,666
	Total Energy Equipment & Services	15,834,766
	Food & Staples Retailing – 1.1%

44,320	Costco Wholesale Corporation	3,689,640
	Food Products – 1.2%

75,400	General Mills, Inc.	2,905,162

17,720	Green Mountain Coffee Inc., (2)	1,152,154
	Total Food Products	4,057,316
	Health Care Equipment & Supplies – 3.3%

57,810	Edwards Lifesciences Corporation, (2)	4,360,030

7,820	Intuitive Surgical, Inc., (2)	3,392,785

54,150	Varian Medical Systems, Inc., (2)	3,179,688
	Total Health Care Equipment & Supplies	10,932,503

6	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services – 3.9%

80,000	Express Scripts, Inc., (2)	$3,658,400

189,330	UnitedHealth Group Incorporated	9,085,947
	Total Health Care Providers & Services	12,744,347
	Health Care Technology – 0.8%

43,010	Cerner Corporation, (2)	2,728,124
	Hotels, Restaurants & Leisure – 5.1%

81,590	CTRIP.com, ADR, (2)	2,844,227

135,750	Las Vegas Sands, (2)	6,373,463

102,880	Starbucks Corporation	4,355,939

59,250	YUM! Brands, Inc.	3,174,023
	Total Hotels, Restaurants & Leisure	16,747,652
	Industrial Conglomerates – 3.0%

200,460	Danaher Corporation	9,692,241
	Internet & Catalog Retail – 4.5%

36,400	Amazon.com, Inc., (2)	7,771,764

14,000	priceline.com Incorporated, (2)	7,108,080
	Total Internet & Catalog Retail	14,879,844
	Internet Software & Services – 6.2%

47,800	Baidu.com, Inc., Sponsored ADR, (2)	6,700,604

17,080	Google Inc., Class A, (2)	10,122,291

105,630	VeriSign, Inc., (2)	3,389,667
	Total Internet Software & Services	20,212,562
	IT Services – 5.8%

125,510	Cognizant Technology Solutions Corporation, Class A, (2)	9,130,853

105,410	Visa Inc.	9,830,537
	Total IT Services	18,961,390
	Machinery – 2.5%

66,770	Deere & Company	5,067,843

67,250	Illinois Tool Works, Inc.	3,270,368
	Total Machinery	8,338,211
	Metals & Mining – 0.9%

43,020	Cliffs Natural Resources Inc.	2,934,824
	Oil, Gas & Consumable Fuels – 5.3%

62,850	Concho Resources Inc., (2)	5,953,152

69,500	Occidental Petroleum Corporation	6,459,330

70,000	Peabody Energy Corporation	3,035,900

26,500	Range Resources Corporation	1,824,260
	Total Oil, Gas & Consumable Fuels	17,272,642
	Personal Products – 1.0%

33,130	Estee Lauder Companies Inc., Class A	3,261,649
	Pharmaceuticals – 2.2%

31,300	Perrigo Company	2,825,764

45,020	Shire Pharmaceuticals Group, ADR	4,245,386
	Total Pharmaceuticals	7,071,150

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Winslow Large-Cap Growth Fund (continued)

October 31, 2011

Shares	Description (1)			Value

	Road & Rail – 3.3%

109,100	Union Pacific Corporation			$10,863,087
	Semiconductors & Equipment – 0.7%

57,620	Altera Corporation			2,184,950
	Software – 7.0%

68,840	Citrix Systems, (2)			5,013,617

68,080	Intuit, Inc.			3,653,854

253,980	Oracle Corporation			8,322,925

43,920	Salesforce.com, Inc., (2)			5,848,826
	Total Software			22,839,222
	Specialty Retail – 2.1%

52,400	Abercrombie & Fitch Co., Class A			3,898,560

41,650	O’Reilly Automotive Inc., (2)			3,167,483
	Total Specialty Retail			7,066,043
	Textiles Apparel & Luxury Goods – 1.5%

30,670	Ralph Lauren Corporation			4,870,089
	Wireless Telecommunication Services – 1.8%

108,860	American Tower Corporation, (2)			5,998,186
	Total Common Stocks (cost $291,208,452)			313,199,471

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.5%

$8,205	Repurchase Agreement with State Street Bank, dated 10/31/11, repurchase price $8,205,358, collateralized by $8,370,000 U.S. Treasury Bills, 0.000%, due 12/29/11, value $8,369,866	0.010%	11/01/11	$8,205,356
	Total Short-Term Investments (cost $8,205,356)			8,205,356
	Total Investments (cost $299,413,808) – 97.8%			321,404,827
	Other Assets Less Liabilities – 2.2%			7,096,584
	Net Assets – 100%			$328,501,411

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

8	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$313,199,471	$—	$—	$313,199,471
Short-Term Investments	—	8,205,356	—	8,205,356
Total	$313,199,471	$8,205,356	$—	$321,404,827

During the period ended October 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2011, the cost of investments was $300,155,680.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2011, were as follows:

Gross unrealized:
Appreciation	$23,303,473
Depreciation	(2,054,326)
Net unrealized appreciation (depreciation) of investments	$21,249,147

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund

October 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 95.4%

	Aerospace & Defense – 1.9%

209,115	Raytheon Company	$9,240,792
	Beverages – 2.9%

200,885	Coca-Cola Company	13,724,463
	Capital Markets – 1.9%

56,295	BlackRock Inc.	8,882,788
	Commercial Banks – 2.0%

196,180	Cullen/Frost Bankers, Inc.	9,620,667
	Commercial Services & Supplies – 1.9%

281,605	Waste Management, Inc.	9,273,253
	Communications Equipment – 2.4%

221,205	QUALCOMM, Inc.	11,414,178
	Diversified Financial Services – 2.7%

371,905	JPMorgan Chase & Co.	12,927,418
	Diversified Telecommunication Services – 2.8%

447,065	AT&T Inc.	13,103,475
	Electric Utilities – 4.4%

117,400	ITC Holdings Corporation	8,532,632

216,145	NextEra Energy Inc.	12,190,578
	Total Electric Utilities	20,723,210
	Electrical Equipment – 1.6%

161,960	Emerson Electric Company	7,793,515
	Energy Equipment & Services – 3.0%

428,500	Seadrill Limited	14,196,205
	Food Products – 2.0%

201,200	McCormick & Company, Incorporated	9,770,272
	Gas Utilities – 2.1%

129,100	ONEOK, Inc.	9,818,055
	Health Care Providers & Services – 2.6%

298,100	AmerisourceBergen Corporation	12,162,480
	Hotels, Restaurants & Leisure – 2.9%

255,100	YUM! Brands, Inc.	13,665,707
	Household Durables – 1.8%

393,500	Leggett and Platt Inc.	8,617,650
	Household Products – 2.1%

153,545	Procter & Gamble Company	9,825,345
	Insurance – 1.9%

205,475	AFLAC Incorporated	9,264,868
	IT Services – 5.6%

218,900	Accenture Limited	13,190,914

73,535	International Business Machines Corporation (IBM)	13,576,767
	Total IT Services	26,767,681
	Machinery – 5.8%

93,800	Caterpillar Inc.	8,860,348

190,700	Eaton Corporation	8,547,174

10	Nuveen Investments

Shares	Description (1)			Value

	Machinery (continued)

233,567	PACCAR Inc.			$10,099,437
	Total Machinery			27,506,959
	Media – 1.5%

245,280	Thomson Corporation			7,277,458
	Metals & Mining – 2.8%

438,560	Southern Copper Corporation			13,455,021
	Oil, Gas & Consumable Fuels – 10.5%

143,310	Chevron Corporation			15,054,714

183,655	EQT Corporation			11,662,093

333,000	Kinder Morgan, Inc.			9,523,800

196,585	Royal Dutch Shell PLC, Class A, Sponsored ADR			13,939,842
	Total Oil, Gas & Consumable Fuels			50,180,449
	Pharmaceuticals – 7.2%

243,635	Abbott Laboratories			13,124,617

77,300	Novo-Nordisk A/S			8,216,990

679,200	Pfizer Inc.			13,081,392
	Total Pharmaceuticals			34,422,999
	Road & Rail – 2.1%

99,600	Union Pacific Corporation			9,917,172
	Semiconductors & Equipment – 3.2%

415,390	Microchip Technology Incorporated			15,020,502
	Software – 2.6%

467,000	Microsoft Corporation			12,436,210
	Textiles, Apparel & Luxury Goods – 3.5%

120,875	VF Corporation			16,707,343
	Thrifts & Mortgage Finance – 2.5%

879,490	New York Community Bancorp Inc.			11,706,012
	Tobacco – 5.2%

97,345	Lorillard Inc.			10,772,198

200,275	Philip Morris International			13,993,214
	Total Tobacco			24,765,412
	Total Common Stocks (cost $423,403,507)			454,187,559

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.0%

$23,832	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/11, repurchase price $23,832,059, collateralized by $23,630,000 U.S. Treasury Notes, 1.500%, due 6/30/16, value $24,309,363	0.010%	11/01/11	$23,832,052
	Total Short-Term Investments (cost $23,832,052)			23,832,052
	Total Investments (cost $447,235,559) – 100.4%			478,019,611
	Other Assets Less Liabilities – (0.4)%			(2,086,775)
	Net Assets – 100%			$475,932,836

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund (continued)

October 31, 2011

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$454,187,559	$—	$—	$454,187,559
Short-Term Investments	—	23,832,052	—	23,832,052
Total	$454,187,559	$23,832,052	$—	$478,019,611

During the period ended October 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2011, the cost of investments was $447,764,542.

12	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2011, were as follows:

Gross unrealized:
Appreciation	$38,174,080
Depreciation	(7,919,011)
Net unrealized appreciation (depreciation) of investments	$30,255,069

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

ADR	American Depositary Receipt.

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund

October 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 98.8%

	Aerospace & Defense – 2.0%

8,935	United Technologies Corporation	$696,751
	Auto Components – 1.8%

18,300	Johnson Controls, Inc.	602,619
	Beverages – 2.0%

10,800	PepsiCo, Inc.	679,860
	Biotechnology – 2.1%

17,080	Gilead Sciences, Inc., (2)	711,553
	Capital Markets – 1.8%

12,000	T. Rowe Price Group Inc.	634,080
	Chemicals – 6.7%

14,400	Ecolab Inc.	775,296

7,515	Monsanto Company	546,716

9,775	Praxair, Inc.	993,824
	Total Chemicals	2,315,836
	Commercial Banks – 1.7%

22,200	Wells Fargo & Company	575,202
	Communication Equipment – 4.2%

32,100	Juniper Networks Inc., (2)	785,487

13,115	QUALCOMM, Inc.	676,734
	Total Communication Equipment	1,462,221
	Computers & Peripherals – 3.1%

43,700	EMC Corporation, (2)	1,071,087
	Electrical Equipment – 1.8%

12,900	Emerson Electric Company	620,748
	Electronic Components – 1.8%

13,115	Amphenol Corporation, Class A	622,831
	Electronic Equipment & Instruments – 1.0%

12,700	FLIR Systems Inc.	334,010
	Energy Equipment & Services – 3.9%

5,300	National-Oilwell Varco Inc.	378,049

13,155	Schlumberger Limited	966,498
	Total Energy Equipment & Services	1,344,547
	Food & Staples Retailing – 2.5%

10,500	Costco Wholesale Corporation	874,125
	Food Products – 1.7%

9,325	Bunge Limited	576,005
	Health Care Equipment & Supplies – 4.4%

7,405	Becton, Dickinson and Company	579,293

7,300	Stryker Corporation	349,743

10,000	Varian Medical Systems, Inc., (2)	587,200
	Total Health Care Equipment & Supplies	1,516,236
	Health Care Providers & Services – 1.8%

13,860	Express Scripts, Inc., (2)	633,818

14	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 2.4%

8,785	McDonald’s Corporation	$815,687
	Internet Software & Services – 4.7%

14,800	Akamai Technologies, Inc., (2)	398,712

2,075	Google Inc., Class A, (2)	1,229,729
	Total Internet Software & Services	1,628,441
	IT Services – 5.3%

16,410	Accenture Limited	988,867

9,000	Visa Inc.	839,340
	Total IT Services	1,828,207
	Life Sciences Tools & Services – 1.3%

5,600	Waters Corporation, (2)	448,672
	Machinery – 4.1%

13,700	Donaldson Company, Inc.	877,485

10,930	Illinois Tool Works, Inc.	531,526
	Total Machinery	1,409,011
	Media – 2.3%

18,300	Discovery Communications Inc., Class A Shares, (2)	795,318
	Oil, Gas & Consumable Fuels – 4.1%

6,100	Continental Resources Inc., (2)	369,965

11,200	Occidental Petroleum Corporation	1,040,928
	Total Oil, Gas & Consumable Fuels	1,410,893
	Personal Products – 4.4%

11,500	Herbalife, Limited	717,140

15,500	Nu Skin Enterprises, Inc., Class A	783,215
	Total Personal Products	1,500,355
	Pharmaceuticals – 4.2%

10,555	Allergan, Inc.	887,887

13,760	Teva Pharmaceutical Industries Limited, Sponsored ADR	562,096
	Total Pharmaceuticals	1,449,983
	Professional Services – 0.9%

11,500	Robert Half International Inc.	303,945
	Road & Rail – 2.5%

11,655	Norfolk Southern Corporation	862,353
	Semiconductors & Equipment – 4.4%

18,600	Altera Corporation	705,312

22,000	Broadcom Corporation, Class A	793,980
	Total Semiconductors & Equipment	1,499,292
	Software – 5.3%

15,000	BMC Software, Inc., (2)	521,400

12,700	Check Point Software Technology Limited, (2)	731,901

10,900	Intuit, Inc.	585,003
	Total Software	1,838,304
	Specialty Retail – 2.2%

8,545	Ross Stores, Inc.	749,653

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund (continued)

October 31, 2011

Shares	Description (1)			Value

	Textiles, Apparel & Luxury Goods – 4.0%

4,500	Deckers Outdoor Corporation, (2)			$518,580

8,815	Nike, Inc., Class B			849,325
	Total Textiles, Apparel & Luxury Goods			1,367,905
	Wireless Telecommunication Services – 2.4%

14,900	American Tower Corporation, (2)			820,990
	Total Common Stocks (cost $28,448,534)			34,000,538

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.1%

$389	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/11, repurchase price $388,582, collateralized by $390,000 U.S. Treasury Notes, 1.500%, due 6/30/16, value $401,213	0.010%	11/01/11	$388,583
	Total Short-Term Investments (cost $388,583)			388,583
	Total Investments (cost $28,837,117) – 99.9%			34,389,121
	Other Assets Less Liabilities – 0.1%			45,893
	Net Assets – 100%			$34,435,014

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$34,000,538	$—	$—	$34,000,538
Short-Term Investments	—	388,583	—	388,583
Total	$34,000,538	$388,583	$—	$34,389,121

16	Nuveen Investments

During the period ended October 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2011, the cost of investments was $29,250,040.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2011, were as follows:

Gross unrealized:
Appreciation	$6,801,169
Depreciation	(1,662,088)
Net unrealized appreciation (depreciation) of investments	$5,139,081

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Growth Fund

October 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 98.7%

	Air Freight & Logistics – 1.3%

250	FedEx Corporation	$20,458
	Airlines – 0.6%

125	Copa Holdings SA	8,634
	Auto Components – 1.4%

650	Johnson Controls, Inc.	21,405
	Automobiles – 0.8%

12,000	Brilliance China Automotive Holdings Limited, (2), (3)	12,940
	Beverages – 0.6%

1,875	Tsingtao Brewery Company Limited, Series H, (2)	9,547
	Biotechnology – 0.5%

1,375	Abcam PLC, (2)	8,176
	Capital Markets – 0.5%

1,025	Hargreaves Lansdown PLC, (2)	8,237
	Chemicals – 1.9%

425	Christian Hansen Holding A/S, (2)	9,248

200	Praxair, Inc.	20,334
	Total Chemicals	29,582
	Commercial Banks – 2.1%

10,782	PT Bank Mandiri, (2)	8,601

24,000	PT Bank Tabungan Pensiunan Nasional TBK, (2), (3)	10,075

525	Wells Fargo & Company	13,603
	Total Commercial Banks	32,279
	Commercial Services & Supplies – 1.4%

484	Aggreko PLC, (2)	13,268

300	Edenred SA, (2)	8,462
	Total Commercial Services & Supplies	21,730
	Communications Equipment – 3.1%

1,020	Juniper Networks Inc., (3)	24,959

465	QUALCOMM, Inc.	23,994
	Total Communications Equipment	48,953
	Computers & Peripherals – 6.9%

110	Apple, Inc., (3)	44,522

1,125	EMC Corporation, (3)	27,574

2,055	Imagination Technologies Group PLC, (2), (3)	15,108

500	Network Appliance Inc., (3)	20,480
	Total Computers & Peripherals	107,684
	Construction & Engineering – 0.9%

500	JGC Corporation, (2)	14,086
	Construction Materials – 0.5%

4,500	Indocement Tunggal Prakarsa Tbk PT, (2)	8,221
	Energy Equipment & Services – 5.9%

350	National-Oilwell Varco Inc.	24,966

1,100	Precision Drilling Corporation, (3)	12,757

375	Saipem S.p.A, (2)	16,756

305	Schlumberger Limited	22,408

18	Nuveen Investments

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

485	Seadrill Limited, (2)	$15,927
	Total Energy Equipment & Services	92,814
	Food & Staples Retailing – 1.5%

5,800	CP ALL PCL, (2)	8,802

205	Whole Foods Market, Inc.	14,785
	Total Food & Staples Retailing	23,587
	Food Products – 1.1%

500	Hain Celestial Group Inc., (3)	16,780
	Health Care Providers & Services – 3.7%

585	Express Scripts, Inc., (3)	26,752

220	Fresenius SE, ADR	15,994

625	Ship Healthcare Holdings Inc., (2)	15,195
	Total Health Care Providers & Services	57,941
	Health Care Technology – 2.2%

548	Cerner Corporation, (3)	34,760
	Hotels, Restaurants & Leisure – 6.4%

600	China Lodging Group Limited, (3)	9,318

2,600	Dominos Pizza Inc., (2), (3)	19,070

6,000	Galaxy Entertainment Group Limited, (2), (3)	12,134

11,000	Genting Singapore PLC, (2), (3)	15,030

315	McDonald’s Corporation	29,248

1,400	Melco PBL Entertainment, Limited, (3)	16,058
	Total Hotels, Restaurants & Leisure	100,858
	Household Durables – 2.0%

440	SodaStream International Limited, (3)	14,995

300	Tupperware Corporation	16,962
	Total Household Durables	31,957
	Internet & Catalog Retail – 1.5%

435	ASOS PLC, (2), (3)	10,845

5	Rakuten Inc., (2)	5,481

300	Start Today Company Limited, (2)	6,346
	Total Internet & Catalog Retail	22,672
	Internet Software & Services – 4.9%

250	Akamai Technologies, Inc., (3)	6,735

90	Baidu.com, Inc., Sponsored ADR, (3)	12,616

60	Google Inc., Class A, (3)	35,558

1,300	Telecity Group PLC, (2), (3)	12,455

400	Tencent Holdings Limited	9,206
	Total Internet Software & Services	76,570
	IT Services – 1.6%

160	Visa Inc.	14,922

650	WireCard AG, (2)	10,339
	Total IT Services	25,261
	Leisure Equipment & Products – 0.9%

500	Tamron Company Ltd, (2)	13,461

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Growth Fund (continued)

October 31, 2011

Shares	Description (1)	Value

	Life Sciences Tools & Services – 1.2%

100	Eurofins Scientific, (2)	$8,983

225	Gerresheimer AG, (2)	9,971
	Total Life Sciences Tools & Services	18,954
	Machinery – 4.3%

90	Fanuc Limited, (2)	14,552

450	Kennametal Inc.	17,501

475	WABCO Holdings Inc., (3)	23,850

395	Weir Group PLC, (2)	12,102
	Total Machinery	68,005
	Media – 2.3%

400	Discovery Communications Inc., Class A Shares, (3)	17,384

340	Focus Media Holding, Limited, (3)	9,241

475	Imax Corporation, (3)	9,134
	Total Media	35,759
	Metals & Mining – 2.6%

1,250	Hitachi Metals Limited, (2)	14,176

1,825	Yamana Gold Inc.	27,245
	Total Metals & Mining	41,421
	Multiline Retail – 2.7%

860	Dollar General Corporation, (3)	34,108

14,000	PT Mitra Adiperkasa Tbk, (2)	7,711
	Total Multiline Retail	41,819
	Oil, Gas & Consumable Fuels – 3.7%

500	Continental Resources Inc., (3)	30,325

270	Golar LNG, Limited	10,916

375	Peabody Energy Corporation	16,264
	Total Oil, Gas & Consumable Fuels	57,505
	Personal Products – 3.1%

500	Herbalife, Limited	31,180

350	Nu Skin Enterprises, Inc., Class A	17,686
	Total Personal Products	48,866
	Pharmaceuticals – 5.0%

225	Allergan, Inc.	18,927

900	Elan Corporation PLC, (3)	10,791

150	Novo Nordisk A/S, (2)	15,925

500	Shire Pharmaceuticals Group PLC, (2)	15,693

375	UCB SA, (2)	16,475
	Total Pharmaceuticals	77,811
	Real Estate Management & Development – 0.5%

174,000	Alam Sutera Realty Tbk PT, (2)	8,450
	Road & Rail – 1.9%

400	Norfolk Southern Corporation	29,596
	Semiconductors & Equipment – 6.0%

400	Altera Corporation	15,168

2,650	ARM Holdings PLC, (2)	24,865

20	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

500	Broadcom Corporation, Class A	$18,045

1,100	DaiNippon Screen Manufacturing Company Limited, (2)	8,446

1,040	NXP Semiconductors NV, (3)	18,689

325	Spreadtrum Communications, Inc.	8,635
	Total Semiconductors & Equipment	93,848
	Specialty Retail – 2.6%

100	Himart Co Ltd, (3)	7,661

100	Nitori Company Limited, (2)	9,564

750	SuperGroup PLC, (2), (3)	7,506

200	Tiffany & Co.	15,946
	Total Specialty Retail	40,677
	Textiles, Apparel & Luxury Goods – 4.0%

675	Burberry Group PLC, (2)	14,491

150	Deckers Outdoor Corporation, (3)	17,286

100	LVMH Moet Hennessy, (2)	16,574

35	Swatch Group AG, (2)	14,735
	Total Textiles, Apparel & Luxury Goods	63,086
	Tobacco – 0.5%

1,300	PT Gudang Garam Tbk, (2)	8,533
	Trading Companies & Distributors – 1.0%

13,000	Noble Group Limited, (2)	15,873
	Transportation Infrastructure – 0.9%

30,000	Beijing Capital International Airport, (2)	13,357
	Wireless Telecommunication Services – 2.2%

500	American Tower Corporation, (3)	27,550

1	KDDI Corporation, (2)	7,325
	Total Wireless Telecommunication Services	34,875
	Total Investments (cost $1,404,757) – 98.7%	1,547,028
	Other Assets Less Liabilities – 1.3%	19,642
	Net Assets – 100%	$1,566,670

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Growth Fund (continued)

October 31, 2011

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$993,911	$553,117	$—	$1,547,028
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

During the period ended October 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2011, the cost of investments was $1,404,757.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2011, were as follows:

Gross unrealized:
Appreciation	$198,798
Depreciation	(56,527)
Net unrealized appreciation (depreciation) of investments	$142,271

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt.

22	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Growth Fund

October 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 99.4%

	Airlines – 1.3%

4,600	Copa Holdings SA	$317,722
	Auto Components – 1.2%

260,000	Chaowei Power Holdings Limited, (2)	121,425

2,600	Michelin, (2)	188,266
	Total Auto Components	309,691
	Automobiles – 1.6%

380,000	Brilliance China Automotive Holdings Limited, (2), (3)	409,777
	Beverages – 0.5%

24,000	Tsingtao Brewery Company Limited, Series H, (2)	122,196
	Biotechnology – 0.6%

23,510	Abcam PLC, (2)	139,803
	Capital Markets – 1.7%

52,350	Hargreaves Lansdown PLC, (2)	420,676
	Chemicals – 2.0%

5,800	Christian Hansen Holding A/S, (2)	126,205

165,000	Dongyue Group, (2)	126,316

4,200	Syngenta AG, ADR	256,494
	Total Chemicals	509,015
	Commercial Banks – 1.1%

166,515	PT Bank Mandiri, (2)	132,827

346,500	PT Bank Tabungan Pensiunan Nasional TBK, (2), (3)	145,457
	Total Commercial Banks	278,284
	Commercial Services & Supplies – 2.2%

12,400	Aggreko PLC, (2)	339,931

7,600	Edenred SA, (2)	214,373
	Total Commercial Services & Supplies	554,304
	Computers & Peripherals – 1.7%

58,550	Imagination Technologies Group PLC, (2), (3)	430,440
	Construction & Engineering – 2.9%

175,000	China Communications Construction Company Limited, (2)	131,995

21,200	JGC Corporation, (2)	597,249
	Total Construction & Engineering	729,244
	Construction Materials – 0.9%

117,500	Indocement Tunggal Prakarsa Tbk PT, (2)	214,669
	Electrical Equipment – 0.6%

64,000	Zhuzhou CSR Times Electric Company Limited, (2)	150,005
	Energy Equipment & Services – 5.6%

11,700	Calfrac Well Services Limtied	362,709

23,810	Precision Drilling Corporation, (3)	276,141

11,000	Saipem S.p.A, (2)	491,507

8,795	Seadrill Limited, (2)	288,820
	Total Energy Equipment & Services	1,419,177
	Food & Staples Retailing – 1.0%

167,000	CP ALL PCL, (2)	253,423

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Growth Fund (continued)

October 31, 2011

Shares	Description (1)	Value

	Food Products – 0.8%

2,640	Naturex, (2)	$200,411
	Health Care Providers & Services – 3.7%

6,000	Fresenius SE, ADR	436,200

20,000	Ship Healthcare Holdings Inc., (2)	486,226
	Total Health Care Providers & Services	922,426
	Health Care Technology – 1.0%

5,485	SXC Health Solutions Corporation, (3)	256,808
	Hotels, Restaurants & Leisure – 8.3%

9,700	Arcos Dorados Holdings Inc, Class A	226,980

11,900	China Lodging Group Limited, (3)	184,807

92,200	Dominos Pizza Inc., (2)	676,248

108,000	Galaxy Entertainment Group Limited, (2), (3)	218,412

195,000	Genting Singapore PLC, (2), (3)	266,443

13,600	Intercontinental Hotels Group PLC, ADR	251,328

22,650	Melco PBL Entertainment, Limited, (3)	259,796
	Total Hotels, Restaurants & Leisure	2,084,014
	Household Durables – 2.4%

33,300	Gafisa S.A	247,752

10,100	SodaStream International Limited, (3)	344,208
	Total Household Durables	591,960
	Internet & Catalog Retail – 3.6%

5,510	ASOS PLC, (2), (3)	137,376

385	Rakuten Inc., (2)	422,051

11,100	Start Today Company Limited, (2)	234,812

8,200	Yoox SpA, (2), (3)	117,419
	Total Internet & Catalog Retail	911,658
	Internet Software & Services – 6.6%

2,950	Baidu.com, Inc., Sponsored ADR, (3)	413,531

100,775	Blinkx PLC, (2), (3)	242,750

45,690	Telecity Group PLC, (2), (3)	437,737

11,000	Tencent Holdings Limited	253,153

11,250	Yandex NV, Class A Shares, (3)	309,600
	Total Internet Software & Services	1,656,771
	IT Services – 1.7%

700	UBIC Inc., (2)	133,414

17,700	WireCard AG, (2)	281,534
	Total IT Services	414,948
	Leisure Equipment & Products – 1.0%

9,400	Tamron Company Ltd, (2)	253,074
	Life Sciences Tools & Services – 2.2%

3,225	Eurofins Scientific, (2)	289,689

6,200	Gerresheimer AG, (2)	274,764
	Total Life Sciences Tools & Services	564,453

24	Nuveen Investments

Shares	Description (1)	Value

	Machinery – 3.4%

2,965	Duerr AG, (2)	$129,268

2,225	Fanuc Limited, (2)	359,761

11,705	Weir Group PLC, (2)	358,604
	Total Machinery	847,633
	Media – 1.8%

5,300	Focus Media Holding, Limited, (3)	144,054

16,100	Imax Corporation, (3)	309,603
	Total Media	453,657
	Metals & Mining – 4.5%

17,600	First Quantum Minerals Limited	369,216

21,000	Hitachi Metals Limited, (2)	238,165

34,425	Yamana Gold Inc.	513,914
	Total Metals & Mining	1,121,295
	Multiline Retail – 3.8%

7,350	Dollarama Inc.	276,671

14,800	Don Quijote Company Limited, (2)	542,140

257,000	PT Mitra Adiperkasa Tbk, (2)	141,546
	Total Multiline Retail	960,357
	Oil, Gas & Consumable Fuels – 1.6%

7,100	Golar LNG, Limited	287,053

5,400	Tullow Oil PLC, (2)	121,327
	Total Oil, Gas & Consumable Fuels	408,380
	Personal Products – 0.8%

23,000	Hengan Intrenational Group Company Limited, (2)	199,079
	Pharmaceuticals – 4.2%

27,100	Elan Corporation PLC, (3)	324,929

2,420	Novo Nordisk A/S, (2)	256,923

11,000	Shire Pharmaceuticals Group PLC, (2)	345,241

2,900	UCB SA, (2)	127,410
	Total Pharmaceuticals	1,054,503
	Real Estate Management & Development – 2.1%

2,988,000	Alam Sutera Realty Tbk PT, (2)	145,111

16,000	E-House China Holdings Limited	125,600

191,000	Global Logistic Properties Limited, (2), (3)	265,935
	Total Real Estate Management & Development	536,646
	Road & Rail – 0.5%

1,700	Canadian National Railways Company	133,169
	Semiconductors & Equipment – 6.3%

63,980	ARM Holdings PLC, (2)	600,317

7,200	Avago Technologies Limtied	243,144

15,300	DaiNippon Screen Manufacturing Company Limited, (2)	117,481

26,900	NXP Semiconductors NV, (3)	483,393

5,100	Spreadtrum Communications, Inc.	135,507
	Total Semiconductors & Equipment	1,579,842

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Growth Fund (continued)

October 31, 2011

Shares	Description (1)			Value

	Software – 2.6%

5,670	Check Point Software Technology Limited, (3)			$326,762

5,200	SAP AG, Sponsored ADR			313,872
	Total Software			640,634
	Specialty Retail – 2.7%

1,800	Himart Co Ltd, (3)			137,899

1,200	Nitori Company Limited, (2)			114,763

4,000	Sanrio Company Limited, (2)			197,653

22,665	SuperGroup PLC, (2), (3)			226,843
	Total Specialty Retail			677,158
	Textiles, Apparel & Luxury Goods – 5.0%

14,200	Burberry Group PLC, (2)			304,840

2,050	LVMH Moet Hennessy, (2)			339,775

82,500	Stella International Holdings Limited, (2)			186,213

985	Swatch Group AG, (2)			414,671
	Total Textiles, Apparel & Luxury Goods			1,245,499
	Tobacco – 1.1%

42,500	PT Gudang Garam Tbk, (2)			278,966
	Trading Companies & Distributors – 1.4%

293,000	Noble Group Limited, (2)			357,752
	Transportation Infrastructure – 1.0%

550,000	Beijing Capital International Airport, (2)			244,878
	Wireless Telecommunication Services – 0.4%

15	KDDI Corporation, (2)			109,880
	Total Common Stocks (cost $24,502,102)			24,964,277

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.7%

$181	Repurchase Agreement with State Street Bank, dated 10/31/11, repurchase price $180,681, collateralized by $185,000 U.S. Treasury Bills, 0.000%, due 12/29/11, value $184,997	0.010%	11/01/11	$180,681
	Total Short-Term Investments (cost $180,681)			180,681
	Total Investments (cost $24,682,783) – 100.1%			25,144,958
	Other Assets Less Liabilities – (0.1)%			(19,200)
	Net Assets – 100%			$25,125,758

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

26	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$8,522,015	$16,442,262	$—	$24,964,277
Short-Term Investments	—	180,681	—	180,681
Total	$8,522,015	$16,622,943	$—	$25,144,958
*	Refer to the Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

During the period ended October 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2011, the cost of investments was $24,698,497.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2011, were as follows:

Gross unrealized:
Appreciation	$1,484,706
Depreciation	(1,038,245)
Net unrealized appreciation (depreciation) of investments	$446,461

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund

October 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 90.5%

	Aerospace & Defense – 1.1%

49,622	Embraer S.A., ADR	$1,380,484
	Capital Markets – 5.2%

1,098,961	EFG – Hermes Holdings SAE, (5)	2,361,189

1,033,747	GP Investments Ltd., GDR	2,733,618

38,391	Mirae Asset Securities Company Limited, (5)	1,221,911
	Total Capital Markets	6,316,718
	Chemicals – 0.5%

99,600	Fertilizantes Heringer S.A., (2)	592,895
	Commercial Banks – 5.9%

120,780	Arab Bank PLC, (5)	1,354,173

17,975,187	First Bank of Nigeria PLC, (5)	1,134,634

346,554	Kazkommertsbank, 144A, GDR, (2), (5)	1,093,378

101,328	Sberbank of Russia, ADR, (5)	1,089,276

32,271,347	Zenith Bank PLC, (5)	2,591,474
	Total Commercial Banks	7,262,935
	Construction & Engineering – 0.7%

293,641	Murray & Roberts Holdings Limited, (5)	891,171
	Construction Materials – 2.0%

1,038,727	India Cements Limited, GDR, (5)	1,711,571

3,240,000	Luks Group Vietnam Holdings Company Limited, (5)	676,170
	Total Construction Materials	2,387,741
	Diversified Telecommunication Services – 4.2%

104,427	KT Corporation, Sponsored ADR	1,741,842

58,221	PT Telekomunikasi Indonesia Tbk, ADR	1,967,870

566,027	Telecom Egypt SAE, (5)	1,410,976
	Total Diversified Telecommunication Services	5,120,688
	Electric Utilities – 9.1%

34,778	Centrais Electricas Brasileiras S.A. PFD B ADR	485,153

65,197	Centrais Electricas Brasileiras S.A., ADR	648,710

358,066	Centrais Eletrobras S.A.	3,585,144

59,408,211	Federal Grid Company Unified Energy System JSC	504,970

964,819	Federal Hydrogenerating, GDR, (5)	3,621,268

74,231	Korea Electric Power Corporation, Sponsored ADR, (2)	818,768

72,174	Pampa Energia S.A., ADR	910,114

20,755,016	Wholesale Generation Co. – 3, (2)	601,895
	Total Electric Utilities	11,176,022
	Food Products – 5.0%

116,000	BrasilAgro – Companhia Brasileira de Propriedades Agricoles, (2)	628,360

98,028	Cresud S.A.C.I.F.y.A., ADR	1,138,105

734,599	Gruma S.A.B de C.V, (2)	1,436,456

35,141	Industrias Bachoco S.A.B. de C.V., ADR	785,401

2,873,746	REI Agro Limited, (5)	1,381,445

71,700	SLC Agricola SA	713,304
	Total Food Products	6,083,071

28	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services – 1.2%

967,400	Faber Group Berhad, (5)	$538,028

152,000	Profarma Distribuidora de Produtos Farmaceuticos S.A.	938,463
	Total Health Care Providers & Services	1,476,491
	Hotels, Restaurants & Leisure – 0.7%

40,592	Orascom Development Holding AG, (5)	897,891
	Household Durables – 1.6%

197,300	Gafisa S.A	732,039

239,669	Oriental Weavers Group, (5)	1,244,856
	Total Household Durables	1,976,895
	Independent Power Producers & Energy Traders – 1.6%

51,171	Huaneng Power International Inc., Sponsored ADR	919,543

2,400,000	Huaneng Power International Inc., (5)	1,070,191
	Total Independent Power Producers & Energy Traders	1,989,734
	Insurance – 1.6%

1,681,280	Cathay Financial Holding Company Limited, (5)	2,004,994
	Metals & Mining – 15.7%

97,339	AngloGold Ashanti Limited, Sponsored ADR	4,400,696

232,922	Banro Corporation, (2)	990,809

606,614	CGA Mining Limited	1,509,308

564,380	Eastern Platinum Limited, (2)	368,043

263,801	Gold Fields Limited, Sponsored ADR	4,598,053

2,600,149	Gran Colombia Gold Corporation, (2)	1,878,211

39,519	Impala Platinum Holdings Limited, (5)	907,597

43,838	Ivanhoe Mines Ltd., (2)	899,117

81,200	Polyus Gold International Limited, Sponsored GDR, (5)	266,336

946,197	Polyus Gold International Limited, Sponsored GDR	3,106,365

1,260,080	Village Main Reef Limited, (2)	244,537
	Total Metals & Mining	19,169,072
	Multiline Retail – 0.6%

177,913	Pantaloon Retail India Limited, (2), (5)	699,277
	Oil, Gas & Consumable Fuels – 15.2%

687,151	Bankers Petroleum Limited, (2)	3,653,775

25,057	Gazprom OAO, ADR, (5)	290,912

394,517	Gazprom OAO, GDR, (5)	4,573,383

56,006	Niko Resources Limited	3,080,822

84,111	Petrobras Argentina S.A., ADR	1,177,554

162,953	Petrobras Petroleo Brasileiro, Sponsored ADR	4,121,081

6,456,500	PT Medco Energi Internasional Tbk, (5)	1,677,354
	Total Oil, Gas & Consumable Fuels	18,574,881
	Pharmaceuticals – 6.0%

43,428	EGIS Pharmaceutical PLC, (5)	3,533,525

20,084	Krka, (5)	1,498,360

2,948,000	United Laboratories International Holdings Ltd., (5)	2,275,266
	Total Pharmaceuticals	7,307,151

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund (continued)

October 31, 2011

Shares	Description (1)				Value

	Real Estate Management & Development – 3.9%

3,277,413	Emaar Propoerties PJSC, (5)				$2,464,191

873,400	KLCC Property Holdings Berhad, (5)				884,566

90,933	Lebanese Dev & Recon of Beirut SP GDR, 144A, (2), (5)				1,363,419
	Total Real Estate Management & Development				4,712,176
	Textiles, Apparel & Luxury Goods – 0.2%

8,439,000	China Hongxing Sports Limited, (3)				193,355
	Tobacco – 0.7%

53,359	Eastern Tobacco Co., (5)				843,721
	Water Utilities – 1.0%

22,718	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR				1,232,679
	Wireless Telecommunication Services – 6.8%

100,072	NII Holdings Inc. (2)				2,354,694

65,702,500	SafariCom Limited				1,983,971

83,711	SK Telecom Company Limited, ADR				1,238,086

35,166	Turkcell Iletisim Hizmetleri A.S., ADR, (2)				433,245

468,630	Turkcell Iletism Hizmetleri A.S., (2), (5)				2,307,503
	Total Wireless Telecommunication Services				8,317,499
	Total Common Stocks (cost $131,128,558)				110,607,541

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	SOVEREIGN DEBT – 1.2%

	Argentina – 0.5%

$768	Province of Buenos Aires, 144A	10.875%	1/26/21	B	$608,640
	Belarus – 0.7%

1,040	Republic of Belarus, Reg S	8.750%	8/03/15	B–	878,800
$1,808	Total Sovereign Debt (cost $1,674,927)				1,487,440

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CONVERTIBLE BONDS – 0.2%

	Metals & Mining – 0.2%

$453	First Uranium Corporation	4.250%	6/30/12	N/R	$290,865
	Total Convertible Bonds (cost $393,275)				290,865

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 0.8%

	Construction Materials – 0.1%

$100	C5 Capital Special Purpose Vehicle Ltd., Series 2006, 144A	6.196%	N/A	B–	$49,000

50	C10 Capital Special Purpose Vehicle Ltd., Guaranteed by Cemex SAB de CV	6.277%	N/A	B–	46,485
150	Total Construction Materials				95,485
	Oil, Gas & Consumable Fuels – 0.7%

782	Pertoleos de Venzuela SA	4.900%	10/28/14	B+	594,472

425	Pertoleos de Venzuela SA	5.000%	10/28/15	B+	287,938
1,207	Total Oil, Gas & Consumable Fuels				882,410
$1,357	Total Corporate Bonds (cost $921,234)				977,895

30	Nuveen Investments

Shares	Description (1)		Coupon	Ratings (4)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 3.2%

	Household Durables – 3.2%

$171,580	LG Electronics Inc., PFD		0.000%	N/R	$3,900,338
	Total $25 Par (or similar) Preferred Securities (cost $5,545,276)				3,900,338

Shares	Description (1)				Value

	WARRANTS – 0.1%

356,531	Gran Colombia Gold Corporation				$60,808
	Total Warrants (cost $246,878)				60,808

Shares	Description (1)				Value
	EQUITY LINKED CERTIFICATES – 2.1% (6)

	Wireless Telecommunication Services – 2.1%

79,607	Cheuvreux Securities Program, Equity Linked Note, Etihad Etisalat Co., 144A				$1,076,812

135,562	CLSA Asian Securities Program, Equity Linked Note, NTPC Limited, 144A				495,601

107,000	CLSA Asian Securities Program, Equity Linked Note, Pantaloon Retail (India) Limited, 144A				468,887

165,825	CLSA Asian Securities Program, Equity Linked Note, United Phosphorus Limited, 144A				495,187
	Total Equity Linked Certificates (cost $2,787,947)				2,536,487

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 2.1%

$2,535	Repurchase Agreement with State Street Bank, dated 10/31/11, repurchase price $2,535,094, collateralized by $2,590,000 U.S. Treasury Bills, 0.000%, due 12/29/11, value $2,589,959	0.010%	11/01/11		$2,535,093
	Total Short-Term Investments (cost $2,535,093)				2,535,093
	Total Investments (cost $145,233,188) – 100.2%				122,396,467
	Other Assets Less Liabilities – (0.2)%				(198,815)
	Net Assets – 100%				$122,197,652

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund (continued)

October 31, 2011

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$60,534,180	$49,880,006	$193,355	$110,607,541
Sovereign Debt	—	1,487,440	—	1,487,440
Convertible Bonds	—	290,865	—	290,865
Corporate Bonds	—	977,895	—	977,895
$25 Par (or similar) Preferred Securities	—	3,900,338	—	3,900,338
Warrants	60,808	—	—	60,808
Equity Linked Certificates	—	2,536,487	—	2,536,487
Short-Term Investments	—	2,535,093	—	2,535,093
Total	$60,594,988	$61,608,124	$193,355	$122,396,467
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as level 2.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Common Stocks
Balance at the beginning of period	$402,992
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(209,637)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$193,355

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the pricing source used by the Fund.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$244,537	$(10,633,714)	$10,633,714	$(244,537)	$ —	$ —

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2011, the cost of investments was $145,940,926.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2011, were as follows:

Gross unrealized:
Appreciation	$2,443,815
Depreciation	(25,988,274)
Net unrealized appreciation (depreciation) of investments	$(23,544,459)

32	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(6)	Equity Linked Certificates provide the price appreciation or depreciation of a single stock; used to gain access to the return characteristics of small amounts of shares in countries with a costly or lengthy registration process. Similar to ADR, except that a third party (not the equity issuer) is responsible for paying stock returns under the note.

N/A	Not Applicable.

N/R	Not Rated

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund

October 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 95.3%

	Aerospace & Defense – 3.3%

830,800	Finmeccanica SPA, (4)	$5,694,434

280,000	Lockheed Martin Corporation	21,252,000

1,243,000	Thales S.A., (4)	43,837,050
	Total Aerospace & Defense	70,783,484
	Airlines – 0.8%

1,300,000	Southwest Airlines Co.	11,115,000

173,900	WestJet Airlines Limited, Class A Variable Voting	2,294,241

281,851	WestJet Airlines Limited, 144A, (4)	3,690,149
	Total Airlines	17,099,390
	Biotechnology – 0.9%

551,000	Actelion Limited, (4)	20,410,697
	Capital Markets – 1.2%

3,690,000	EFG – Hermes Holdings SAE, (4)	7,928,203

3,183,157	Uranium Participation Corporation, (2)	17,756,060
	Total Capital Markets	25,684,263
	Chemicals – 1.1%

605,000	Chugoku Marine Paints Limited, (4)	4,258,313

378,300	Shin Etsu Chemical Company Limited, (4)	19,427,509
	Total Chemicals	23,685,822
	Commercial Banks – 3.4%

1,461,000	77 Bank Limited, (4)	5,754,757

954,700	Bangkok Bank Public Company Limited, F Shares, (4)	4,838,099

18,573,000	Sumitomo Mitsui Trust Holdings Incorporated, (4)	63,559,108
	Total Commercial Banks	74,151,964
	Commercial Services & Supplies – 1.3%

2,880,000	Downer EDI Limited, (4)	9,145,927

2,540,000	Toppan Printing Company Limited, (4)	19,749,227
	Total Commercial Services & Supplies	28,895,154
	Communications Equipment – 1.4%

4,397,000	Nokia Corporation, ADR	29,591,810
	Computers & Peripherals – 1.6%

460,000	Japan Digital Laboratory Company, Ltd., (4)	4,352,172

1,137,000	Western Digital Corporation, (2)	30,289,680
	Total Computers & Peripherals	34,641,852
	Construction & Engineering – 0.5%

469,500	Shaw Group Inc., (2)	10,920,570
	Diversified Financial Services – 0.4%

876,000	Guoco Group Ltd, (4)	8,323,401
	Diversified Telecommunication Services – 5.3%

1,235,700	KT Corporation, Sponsored ADR	20,611,476

1,066,500	Nippon Telegraph and Telephone Corporation, (4)	54,706,967

811,577	PT Telekomunikasi Indonesia Tbk, ADR	27,431,303

4,400,000	Telecom Egypt SAE, (4)	10,968,198
	Total Diversified Telecommunication Services	113,717,944

34	Nuveen Investments

Shares	Description (1)	Value

	Electric Utilities – 8.8%

2,556,000	Centrais Electricas Brasileiras S.A., ADR, PFD B	$35,656,200

2,451,000	Electricite de France S.A., (4)	73,352,539

752,850,000	Federal Grid Company Unified Energy System JSC	6,399,225

13,098,520	Federal Hydrogenerating, GDR, (4)	49,162,838

1,725,000	Korea Electric Power Corporation, Sponsored ADR	19,026,750

217,943,000	Wholesale Generation Co. – 3, (2)	6,320,348
	Total Electric Utilities	189,917,900
	Electrical Equipment – 1.2%

460,000	Areva S.A., (2), (4)	13,465,990

634,400	Futaba Corporation, (4)	11,965,718
	Total Electrical Equipment	25,431,708
	Electronic Equipment & Instruments – 0.4%

923,100	Sanshin Electronics Company Limited, (4)	7,738,918
	Food & Staples Retailing – 3.0%

226,000	Kroger Co.	5,238,680

1,064,200	Wal-Mart Stores, Inc.	60,361,424
	Total Food & Staples Retailing	65,600,104
	Food Products – 1.4%

400,000	Archer-Daniels-Midland Company	11,576,000

914,000	BrasilAgro Companhia Brasileira de Propriedades Agricoles, (2)	4,951,044

31,370,000	Marine Harvest, (4)	13,981,373
	Total Food Products	30,508,417
	Health Care Providers & Services – 0.2%

730,400	Profarma Distribuidora de Produtos Farmaceuticos S.A.	4,509,561
	Hotels, Restaurants & Leisure – 0.6%

1,080,000	OPAP SA, (4)	12,532,737
	Household Durables – 0.7%

2,764,333	Oriental Weavers Group, (4)	14,358,124
	Insurance – 6.6%

2,972,550	American International Group, (2)	73,392,260

368,000	Axis Capital Holdings Limited	11,536,800

281,430	Endurance Specialty Holdings Limited	10,469,196

1,426,500	MS & AD Insurance Group Holdings, Inc., (4)	27,939,916

2,264,000	Old Republic International Corporation	20,013,760
	Total Insurance	143,351,932
	IT Services – 0.5%

355,600	Computer Sciences Corporation	11,187,176

6,500	TKC Corporation, (4)	126,343
	Total IT Services	11,313,519
	Leisure Equipment & Products – 0.5%

188,700	Sankyo Company Ltd., (4)	9,860,860
	Machinery – 2.2%

4,500,000	Japan Steel Works Limited, (4)	30,838,556

400,200	Kurita Water Industries Limited, (4)	11,020,367

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund (continued)

October 31, 2011

Shares	Description (1)	Value

	Machinery (continued)

782,000	Organo Corporation, (4)	$6,132,737
	Total Machinery	47,991,660
	Marine – 1.3%

1,382,000	Stolt-Nielsen S.A., (4)	27,330,434
	Media – 0.8%

11,600	TV Asahi Corporation, (4)	18,274,857
	Metals & Mining – 16.5%

710,000	AngloGold Ashanti Limited, Sponsored ADR	32,099,100

1,509,000	Barrick Gold Corporation	74,695,500

461,910	Dundee Precious Metals Inc., (2)	3,707,329

12,773,070	Eastern Platinum Limited, (2)	8,329,569

2,435,379	Gabriel Resources, Limited, (2)	17,298,704

2,035,000	Gold Fields Limited, (4)	35,275,434

464,200	Impala Platinum Holdings Limited, (4)	10,660,865

1,287,400	Newcrest Mining Limited, (4)	45,499,032

1,487,001	Newmont Mining Corporation	99,376,274

7,790,987	Polyus Gold International Limited GDR, (4)	25,554,437

21,119,060	Village Main Reef Limited, (2)	4,098,462
	Total Metals & Mining	356,594,706
	Multiline Retail – 0.1%

619,543	Pantaloon Retail India Limited, (4)	2,435,080
	Oil, Gas & Consumable Fuels – 10.5%

2,500,000	Bankers Petroleum Limited, (2)	13,293,203

2,604,650	Cameco Corporation	55,817,650

42,783	CONSOL Energy Inc.	1,829,401

3,930,000	ERG S.P.A, (4)	48,352,617

4,276,000	Gazprom OAO, ADR, (4)	49,568,927

425,800	Nexen Inc.	7,230,084

200,000	Niko Resources Limited	11,001,756

23,000,000	PT Medco Energi Internasional Tbk, (4)	5,975,240

1,332,000	Statoil ASA, ADR	33,872,760
	Total Oil, Gas & Consumable Fuels	226,941,638
	Pharmaceuticals – 5.4%

104,100	EGIS PLC, (4)	8,470,111

1,930,000	Eli Lilly and Company	71,718,800

107,945	Krka, (4)	8,053,202

640,000	Merck & Company Inc.	22,080,000

8,500,000	United Laboratories International Holdings Ltd, (4)	6,560,298
	Total Pharmaceuticals	116,882,411
	Real Estate Management & Development – 0.4%

549,733	Lebanese Dev & Recon of Beirut SP GDR, 144A, (2), (4)	7,976,628
	Road & Rail – 3.6%

900,100	East Japan Railway Company, (4)	54,571,548

547,500	West Japan Railway Company, (4)	23,199,540
	Total Road & Rail	77,771,088

36	Nuveen Investments

Shares	Description (1)			Value

	Software – 1.9%

1,553,150	Microsoft Corporation			$41,360,385
	Specialty Retail – 2.0%

1,645,000	Best Buy Co., Inc.			43,148,350
	Textiles, Apparel & Luxury Goods – 0.0%

31,950,000	China Hongxing Sports Limited, (3)			732,039
	Trading Companies & Distributors – 1.3%

1,981,700	Mitsui & Company Limited, (4)			28,921,967
	Transportation Infrastructure – 0.8%

1,924,000	Kamigumi Company Limited, (4)			16,800,191
	Wireless Telecommunication Services – 3.4%

2,027,000	SK Telecom Company Limited, ADR			29,979,330

3,480,000	Turkcell Iletisim Hizmetleri A.S., ADR, (2)			42,873,600
	Total Wireless Telecommunication Services			72,852,930
	Total Common Stocks (cost $2,112,986,636)			2,059,044,495

Shares	Description (1)	Coupon	Ratings (5)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 0.4%

	Household Durables – 0.4%

$341,210	LG Electronics Inc., PFD	0.000%	N/R	$7,756,349
	Total $25 Par (or similar) Preferred Securities (cost $9,835,806)			7,756,349

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.9%

$84,124	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/11, repurchase price $84,124,029, collateralized by $83,410,000 U.S. Treasury Bills, 1.500%, due 6/30/16, value $85,808,038	0.010%	11/01/11	$84,124,006
	Total Short-Term Investments (cost $84,124,006)			84,124,006
	Total Investments (cost $2,206,946,448) – 99.6%			2,150,924,850
	Other Assets Less Liabilities – 0.4%			8,109,940
	Net Assets – 100%			$2,159,034,790

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund (continued)

October 31, 2011

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$1,065,710,821	$992,601,635	$732,039	$2,059,044,495
$25 Par (or similar) Preferred Securities	—	7,756,349	—	7,756,349
Short-Term Investments	—	84,124,006	—	84,124,006
Total	$1,065,710,821	$1,084,481,990	$732,039	$2,150,924,850
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as level 2.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Common Stocks
Balance at the beginning of period	$1,525,725
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(793,686)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$732,039

During the period ended October 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2011, the cost of investments was $2,228,940,401.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2011, were as follows:

Gross unrealized:
Appreciation	$125,608,650
Depreciation	(203,624,201)
Net unrealized appreciation (depreciation) of investments	$(78,015,551)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(4)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

N/R	Not Rated

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

38	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Plus Fund

October 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 127.2%

	Aerospace & Defense – 4.4%

42,050	Finmeccanica SPA, (5)	$288,217

8,065	Lockheed Martin Corporation, (2)	612,134

35,600	Thales S.A., (5)	1,255,510
	Total Aerospace & Defense	2,155,861
	Airlines – 0.8%

34,800	Southwest Airlines Co., (2)	297,540

4,209	WestJet Airlines Limited, 144A, (5)	55,107

1,260	WestJet Airlines Limtied, Class A Variable Voting	16,623
	Total Airlines	369,270
	Biotechnology – 1.2%

16,000	Actelion Limited, (5)	592,688
	Capital Markets – 1.6%

118,187	EFG – Hermes Holdings SAE, (5)	253,932

92,200	Uranium Participation Corporation, (3)	514,303
	Total Capital Markets	768,235
	Chemicals – 0.8%

14,000	Chugoku Marine Paints Limited, (5)	98,539

5,700	Shin Etsu Chemical Company Limited, (5)	292,722
	Total Chemicals	391,261
	Commercial Banks – 4.5%

63,000	77 Bank Limited, (5)	248,152

32,100	Bangkok Bank Public Company Limited, F Shares, (5)	162,672

525,000	Sumitomo Mitsui Trust Holdings Incorporated, (5)	1,796,615
	Total Commercial Banks	2,207,439
	Commercial Services & Supplies – 1.7%

90,200	Downer EDI Limited, (5)	286,445

71,000	Toppan Printing Company Limited, (5)	552,045
	Total Commercial Services & Supplies	838,490
	Communications Equipment – 1.5%

110,250	Nokia Corporation, ADR, (2)	741,983
	Computers & Peripherals – 2.1%

13,200	Japan Digital Laboratory Company, Ltd., (5)	124,888

33,600	Western Digital Corporation, (2), (3)	895,104
	Total Computers & Peripherals	1,019,992
	Construction & Engineering – 0.5%

11,650	Shaw Group Inc., (3)	270,979
	Diversified Financial Services – 0.5%

27,000	Guoco Group Limited, (5)	256,543
	Diversified Telecommunication Services – 6.7%

37,800	KT Corporation, Sponsored ADR, (2)	630,504

30,000	Nippon Telegraph and Telephone Corporation, (5)	1,538,874

24,175	PT Telekomunikasi Indonesia Tbk, ADR, (2)	817,115

113,725	Telecom Egypt SAE, (5)	283,491
	Total Diversified Telecommunication Services	3,269,984

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Plus Fund (continued)

October 31, 2011

Shares	Description (1)	Value

	Electric Utilities – 12.6%

109,800	Centrais Electricas Brasileiras S.A., ADR, PFD B ADR, (2)	$1,531,710

76,700	Electricite de France S.A., (5)	2,295,447

24,943,000	Federal Grid Company Unified Energy System JSC	212,016

359,800	Federal Hydrogenerating, GDR, (5)	1,350,442

48,400	Korea Electric Power Corporation, Sponsored ADR	533,852

7,126,000	Wholesale Generation Co. – 3, (3)	206,654
	Total Electric Utilities	6,130,121
	Electrical Equipment – 2.0%

8,894	Areva S.A., (3), (5)	260,362

37,900	Futaba Corporation, (2), (5)	714,850
	Total Electrical Equipment	975,212
	Electronic Equipment & Instruments – 0.7%

38,800	Sanshin Electronics Company Limited, (2), (5)	325,284
	Food & Staples Retailing – 3.3%

28,125	Wal-Mart Stores, Inc., (2)	1,595,250
	Food Products – 2.1%

10,900	Archer-Daniels-Midland Company, (2)	315,446

30,300	BrasilAgro Companhia Brasileira de Propriedades Agricoles, (3)	164,132

1,174,000	Marine Harvest, (5)	523,243
	Total Food Products	1,002,821
	Health Care Providers & Services – 0.3%

23,900	Profarma Distribuidora de Produtos Farmaceuticos S.A.	147,561
	Hotels, Restaurants & Leisure – 0.7%

28,744	OPAP SA, (5)	333,556
	Household Durables – 0.9%

84,588	Oriental Weavers Group, (5)	439,356
	Insurance – 8.3%

78,086	American International Group, (2), (3)	1,927,943

9,750	Axis Capital Holdings Limited	305,663

8,220	Endurance Specialty Holdings Limited, (2)	305,784

43,100	MS & AD Insurance Group Holdings, Inc., (5)	844,171

75,000	Old Republic International Corporation, (2)	663,000
	Total Insurance	4,046,561
	IT Services – 0.9%

9,000	Computer Sciences Corporation, (2)	283,140

7,900	TKC Corporation, (5)	153,556
	Total IT Services	436,696
	Machinery – 3.3%

135,000	Japan Steel Works Limited, (2), (5)	925,157

17,800	Kurita Water Industries Limited, (5)	490,161

24,000	Organo Corporation, (2), (5)	188,217
	Total Machinery	1,603,535
	Marine – 1.8%

45,175	Stolt-Nielsen S.A., (5)	893,381

40	Nuveen Investments

Shares	Description (1)	Value

	Media – 1.0%

307	TV Asahi Corporation, (5)	$483,654
	Metals & Mining – 21.4%

21,450	AngloGold Ashanti Limited, Sponsored ADR, (2)	969,755

43,200	Barrick Gold Corporation	2,138,400

19,251	Dundee Precious Metals Inc., (3)	154,510

378,200	Eastern Platinum Limited, (3)	246,632

39,300	Gabriel Resources, Limited, (3)	279,151

55,400	Gold Fields Limited, (5)	960,324

12,575	Impala Platinum Holdings Limited, (5)	288,799

21,225	Kinross Gold Corporation	304,579

41,050	Newcrest Mining Limited, (5)	1,450,781

39,100	Newmont Mining Corporation, (2)	2,613,053

243,601	Polyus Gold International Limited GDR, (2), (5)	799,011

1,137,344	Village Main Reef Limited, (3)	220,718
	Total Metals & Mining	10,425,713
	Multiline Retail – 0.3%

40,759	Pantaloon Retail India Limited, (5)	160,201
	Oil, Gas & Consumable Fuels – 17.0%

128,800	Bankers Petroleum Limited, (2), (3)	684,866

98,200	Cameco Corporation, (2)	2,104,426

7,850	CONSOL Energy Inc.	335,666

5,100	Devon Energy Corporation, (2)	331,245

114,700	ERG S.P.A, (5)	1,411,207

117,400	Gazprom OAO, ADR, (5)	1,361,045

5,350	Hess Corporation, (2)	334,696

13,000	Nexen Inc.	220,740

5,450	Niko Resources Limited	299,797

996,000	PT Medco Energi Internasional TBK, (5)	258,753

37,100	Statoil ASA, ADR	943,452
	Total Oil, Gas & Consumable Fuels	8,285,893
	Pharmaceuticals – 7.5%

6,060	EGIS PLC, (5)	493,073

54,925	Eli Lilly and Company	2,041,013

4,040	Krka, (5)	301,403

18,500	Merck & Company Inc., (2)	638,250

274,000	United Laboratories International Holdings Ltd, (5)	211,473
	Total Pharmaceuticals	3,685,212
	Real Estate Management & Development – 0.5%

17,256	Lebanese Dev & Recon of Beirut SP GDR, 144A, (3), (5)	250,394
	Road & Rail – 4.2%

24,000	East Japan Railway Company, (5)	1,455,080

13,800	West Japan Railway Company, (5)	584,756
	Total Road & Rail	2,039,836
	Software – 2.4%

44,600	Microsoft Corporation, (2)	1,187,698

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Plus Fund (continued)

October 31, 2011

Shares	Description (1)			Value

	Specialty Retail – 2.5%

47,700	Best Buy Co., Inc., (2)			$1,251,171
	Textiles, Apparel & Luxury Goods – 0.1%

1,252,000	China Hongxing Sports Limited, (2), (4)			28,686
	Trading Companies & Distributors – 1.8%

60,100	Mitsui & Company Limited, (5)			877,131
	Transportation Infrastructure – 1.0%

57,000	Kamigumi Company Limited, (5)			497,719
	Wireless Telecommunication Services – 4.3%

56,000	SK Telecom Company Limited, ADR, (2)			828,240

104,400	Turkcell Iletisim Hizmetleri A.S., ADR, (3)			1,286,208
	Total Wireless Telecommunication Services			2,114,448
	Total Common Stocks (cost $63,543,408)			62,099,815

Shares	Description (1)	Coupon	Ratings (6)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 0.4%

	Household Durables – 0.4%

$9,790	LG Electronics Inc., PFD	0.000%	N/R	$222,545
	Total $25 Par (or similar) Preferred Securities (cost $321,145)			222,545
	Total Investments (cost $63,864,553) – 127.6%			62,322,360

Shares	Description (1)			Value
	COMMON STOCKS SOLD SHORT – (42.3)%

	Beverages – (2.2)%

(11,950)	Hansen Natural Corporation			$(1,064,626)
	Chemicals – (3.6)%

(9,400)	E.I. Du Pont de Nemours and Company			(451,858)

(19,850)	Sigma-Aldrich Corporation			(1,299,778)
	Total Chemicals			(1,751,636)
	Computers & Peripherals – (1.8)%

(2,200)	Apple, Inc.			(890,516)
	Food Products – (2.3)%

(17,075)	Green Mountain Coffee Roasters, Inc.			(1,110,217)
	Hotels, Restaurants & Leisure – (10.8)%

(8,825)	Chipotle Mexican Grill, Inc.			(2,966,259)

(17,275)	Panera Bread Company, Class A			(2,309,495)
	Total Hotels, Restaurants & Leisure			(5,275,754)
	Household Products – (0.8)%

(7,925)	Reckitt and Benckiser Group PLC, (5)			(406,788)
	Internet & Catalog Retail – (2.9)%

(6,625)	Amazon.com, Inc.			(1,414,504)
	Software – (2.5)%

(9,200)	Salesforce.com, Inc.			(1,225,164)
	Specialty Retail – (7.5)%

(26,900)	Tiffany & Co.			(2,144,737)

(55,500)	Urban Outfitters, Inc.			(1,512,375)
	Total Specialty Retail			(3,657,112)

42	Nuveen Investments

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods – (5.3)%

(25,600)	Burberry Group PLC, (5)	$(549,570)

(36,400)	Lululemon Athletica Inc.	(2,055,872)
	Total Textiles, Apparel & Luxury Goods	(2,605,442)
	Trading Companies & Distributors – (2.6)%

(33,800)	Fastenal Company	(1,287,442)
	Total Common Stocks Sold Short (proceeds $16,504,513)	(20,689,201)
	Other Assets Less Liabilities – 14.7%	7,192,562
	Net Assets – 100%	$48,825,721

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$32,402,702	$29,668,427	$28,686	$62,099,815
$25 Par (or similar) Preferred Securities	—	222,545	—	222,545
Common Stocks Sold Short*	(19,732,843)	(956,358)	—	(20,689,201)
Total	$12,669,859	$28,934,614	$28,686	$41,633,159
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as level 2.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Common Stock
Balance at the beginning of period	$59,787
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(31,101)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$28,686

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Plus Fund (continued)

October 31, 2011

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the pricing source used by the Fund.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$220,718	$(2,047,834)	$2,047,834	$(220,718)	$ —	$ —

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2011, the cost of investments was $64,455,454.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2011, were as follows:

Gross unrealized:
Appreciation	$3,641,626
Depreciation	(5,774,720)
Net unrealized appreciation (depreciation) of investments	$(2,133,094)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, segregated as collateral for securities lending or Common Stocks Sold Short.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(5)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(6)	Ratings Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

N/R	Not Rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

44	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Flexible Allocation Fund

October 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 87.8%

	Aerospace & Defense – 5.7%

5,900	Finmeccanica SPA, (6)	$40,440

1,000	Lockheed Martin Corporation, (2)	75,900

3,000	Thales S.A., (2), (6)	105,801
	Total Aerospace & Defense	222,141
	Capital Markets – 1.8%

18,000	EFG – Hermes Holdings SAE, (6)	38,674

6,100	GP Investments Ltd., GDR, (3)	16,131

2,850	Uranium Participation Corporation, (3)	15,898
	Total Capital Markets	70,703
	Commercial Banks – 1.2%

14,000	Sumitomo Mitsui Trust Holdings Incorporated, (6)	47,910
	Communications Equipment – 2.0%

11,500	Nokia Corporation, ADR, (2)	77,395
	Construction Materials – 2.0%

38,000	India Cements Limited, GDR, (6)	62,615

62,000	Luks Group Vietnam Holdings Company Limited, (6)	12,939
	Total Construction Materials	75,554
	Diversified Financial Services – 0.3%

690	Guoco Group Limited, ADR, (6)	13,303
	Diversified Telecommunication Services – 5.6%

2,200	KT Corporation, Sponsored ADR	36,696

2,800	Nippon Telegraph and Telephone Corporation, ADR	71,820

1,700	PT Telekomunikasi Indonesia	57,460

572	Telecom Egypt SAE, (6)	1,426

48,800	Telecom Italia S.p.A., (6)	51,214
	Total Diversified Telecommunication Services	218,616
	Electric Utilities – 10.0%

5,000	Centrais Electricas Brasileiras S.A., PFD B ADR	69,750

3,700	Electricite de France S.A., (6)	110,732

2,900	Exelon Corporation, (2)	128,731

13,800	Federal Hydrogenerating, ADR, (6)	51,796

2,300	Korea Electric Power Corporation, Sponsored ADR, (3)	25,369
	Total Electric Utilities	386,378
	Electrical Equipment – 0.6%

860	Areva S.A., (3)	25,176
	Food & Staples Retailing – 5.8%

2,400	Kroger Co., (2)	55,632

3,000	Wal-Mart Stores, Inc., (2)	170,160
	Total Food & Staples Retailing	225,792
	Food Products – 1.1%

2,100	Tyson Foods, Inc., Class A, (2)	40,530
	Health Care Providers & Services – 2.2%

1,900	Aetna Inc., (2)	75,544

1,500	Profarma Distribuidora de Produtos Farmaceuticos SA	9,261
	Total Health Care Providers & Services	84,805

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Flexible Allocation Fund (continued)

October 31, 2011

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 0.5%

850	Orascom Development Holding AG, (6)	$18,802
	Household Durables – 1.1%

8,289	Oriental Weavers Group, (6)	43,054
	Insurance – 0.9%

1,800	MS & AD Insurance Group Holdings, Inc., (6)	35,255
	Leisure, Equipment & Products – 0.4%

300	Sankyo Company Ltd., (6)	15,677
	Marine – 0.3%

650	Stolt-Nielsen S.A., (6)	12,854
	Metals & Mining – 24.2%

3,200	AngloGold Ashanti Limited, Sponsored ADR, (2)	144,672

4,200	Barrick Gold Corporation, (2)	207,900

10,200	Gold Fields Limited, Sponsored ADR, (2)	177,786

11,520	Gran Colombia Gold Corporation, (3)	8,321

3,200	Newcrest Mining Limited, (6)	113,094

3,200	Newmont Mining Corporation, (2)	213,856

19,282	Polyus Gold International Limited GDR, (6)	63,245

45,968	Village Main Reef Limited, (3)	8,921
	Total Metals & Mining	937,795
	Oil, Gas & Consumable Fuels – 11.0%

1,000	Arch Coal Inc.	18,220

5,200	Cameco Corporation, (2)	111,436

1,800	Chesapeake Energy Corporation, (2)	50,616

4,600	Gazprom OAO, ADR, (6)	53,325

5,200	Nexen Inc.	88,296

250	Niko Resources Limited	13,752

134,000	PT Medco Energi Internasional Tbk, (6)	34,812

1,700	Suncor Energy, Inc., (2)	54,247
	Total Oil, Gas & Consumable Fuels	424,704
	Pharmaceuticals – 3.8%

800	AstraZeneca PLC, Sponsored ADR, (2)	38,328

2,500	Eli Lilly and Company, (2)	92,900

22,000	United Laboratories International Holdings Ltd, (6)	16,980
	Total Pharmaceuticals	148,208
	Real Estate Management & Development – 0.5%

1,302	Lebanese Dev & Recon of Beirut SP GDR, 144A, (3)	18,892
	Road & Rail – 3.2%

900	East Japan Railway Company, (6)	54,564

1,600	West Japan Railway Company, (6)	67,797
	Total Road & Rail	122,361
	Software – 1.2%

1,700	Microsoft Corporation, (2)	45,271
	Tobacco – 0.5%

1,300	Eastern Tobacco Co., (6)	20,556

46	Nuveen Investments

Shares	Description (1)				Value

	Trading Companies & Distributors – 0.4%

1,100	Mitsui & Company Limited, (6)				$16,054
	Wireless Telecommunication Services – 1.5%

4,600	Turkcell Iletisim Hizmetleri A.S., ADR				56,672
	Total Common Stocks (cost $3,575,451)				3,404,458

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CONVERTIBLE BONDS – 3.4%

	Communications Equipment – 1.7%

$69	Lucent Technologies Inc., Series B	2.875%	6/15/25	B1	$65,204
	Metals & Mining – 1.1%

67	First Uranium Corporation	4.250%	6/30/12	N/R	43,020
	Oil, Gas & Consumable Fuels – 0.6%

39	USEC Inc.	3.000%	10/01/14	Caa2	22,864
$175	Total Convertible Bonds (cost $155,915)				131,088

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 4.8%

	Construction Materials – 1.3%

$100	C10 Capital (SPV) Limited, 144A	6.722%	12/31/16		$52,000
	Food Products – 2.3%

88	Dean Foods Company	7.000%	6/01/16	B2	88,440
	Oil, Gas & Consumable Fuels – 1.2%

17	Petroleos de Venzuela SA	4.900%	10/28/14	B+	12,920

47	Petroleos de Venzuela SA	5.000%	10/28/15	B+	31,842

64	Total Oil, Gas & Consumable Fuels				44,762
$252	Total Corporate Bonds (cost $197,675)				185,202

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	MORTGAGE-BACKED SECURITIES – 7.2%

$242	Fannie Mae Guaranteed REMIC Pass Through Certificates, Series 2011-16 (I/O)	4.000%	3/25/26	Aaa	$17,879

116	Fannie Mae Multi-class Certificates, Series 2010-128 (I/O)	3.500%	11/25/25	Aaa	13,914

320	Fannie Mae Multi-class Certificates, Series 2010-70 (I/O)	4.500%	3/25/26	Aaa	26,415

232	Freddie Mac Multi-class Certificates, Series 3720 (I/O)	4.000%	1/15/24	AAA	16,637

71	Freddie Mac Multi-class Certificates, Series 3621 (I/O)	4.000%	7/15/23	Aaa	5,707

76	Freddie Mac Multi-class Certificates, Series 3622 (I/O)	5.000%	11/15/39	Aaa	11,432

86	Freddie Mac Multi-class Certificates, Series 3766 (I/O)	3.500%	11/15/20	Aaa	7,917

308	Freddie Mac Multi-class Certificates, Series 3796 (I/O)	3.500%	2/15/24	Aaa	38,832

88	Freddie Mac Multi-class Certificates, Series 3804 (I/O)	3.500%	2/15/25	Aaa	8,525

211	Ginnie Mae Mortgage Pool, Series 2011-18 (I/O)	4.500%	9/20/40	Aaa	41,709

482	Government National Mortgage Assocation, Guaranteed REMIC Pass Through Securities and MX Securities Trust (I/O)	4.500%	7/20/39	Aaa	89,525
$2,232	Total Mortgage-Backed Securities (cost $312,619)				278,492

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Flexible Allocation Fund (continued)

October 31, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	STRUCTURED NOTES – 0.9%

$44	JP Morgan Chase & Company Reverse Exchagenable Notes, Linked to the Common Stock of Cameco Corporation	10.900%	5/18/12	N/R	$36,146
$44	Total Structured Notes (cost $44,000)				36,146

Shares	Description (1)				Value
	WARRANTS – 0.0%

3,376	Gran Colombia Gold Corporation				$576
	Total Warrants (cost $2,667)				576
	Total Investments (cost $4,288,327) – 104.1%				4,035,962

Shares	Description (1)				Value
	COMMON STOCKS SOLD SHORT – (27.9)%

	Beverages – (1.1)%

(500)	Hansen Natural Corporation				$(44,545)
	Chemicals – (2.1)%

(1,225)	Sigma-Aldrich Corporation				(80,213)
	Computers & Peripherals – (1.3)%

(126)	Apple, Inc.				(51,002)
	Food Products – (2.6)%

(1,540)	Green Mountain Coffee Roasters Inc.				(100,131)
	Hotels, Restaurants & Leisure – (9.1)%

(565)	Chipotle Mexican Grill Inc.				(189,908)

(1,230)	Panera Bread Company, Class A				(164,439)
	Total Hotels, Restaurants & Leisure				(354,347)
	Household Products – (0.8)%

(630)	Reckitt and Benckiser Group PLC, (6)				(32,338)
	Internet & Catalog Retail – (3.7)%

(675)	Amazon.com, Inc.				(144,119)
	Software – (1.4)%

(400)	Salesforce.com, Inc.				(53,268)
	Specialty Retail – (4.3)%

(2,075)	Tiffany & Co.				(165,440)
	Textiles, Apparel & Luxury Goods – (1.5)%

(1,000)	Lululemon Athletica Inc.				(56,480)
	Total Common Stocks Sold Short (proceeds $824,447)				(1,081,883)
	Other Assets Less Liabilities – 23.8% (5)				923,653
	Net Assets – 100%				$3,877,732

Investments in Derivatives at October 31, 2011

Put Options Purchased outstanding:

Number of Contracts	Type	Notional Amount (7)	Expiration Date	Strike Price	Value
	Put Options – 0.0%
2	Autozone Inc.	$40,000	1/21/12	$200.0	$75
2	Total Put Options Purchased (cost $4,478)	$40,000			$75

48	Nuveen Investments

Call Options Written outstanding:

Contracts	Type	Notional Amount (7)	Expiration Date	Strike Price	Value
(15)	Aetna Inc.	$(52,500)	1/21/12	35.0	$(8,513)

(4)	Aetna Inc.	(16,000)	1/21/12	40.0	(934)

(10)	AngloGold Ashanti Limited	(45,000)	1/21/12	45.0	(3,300)

(6)	AngloGold Ashanti Limited	(30,000)	1/21/12	50.0	(810)

(8)	Astrazeneca PLC	(40,000)	1/21/12	50.0	(1,020)

(6)	Barrick Gold Corporation	(27,600)	1/21/12	46.0	(3,210)

(8)	Barrick Gold Corporation	(40,000)	1/21/12	50.0	(2,368)

(7)	Barrick Gold Corporation	(38,500)	1/21/12	55.0	(777)

(6)	Cameco Corporation	(18,000)	1/21/12	30.0	(30)

(15)	Cameco Corporation	(52,500)	1/21/12	35.0	(75)

(10)	Cameco Corporation	(40,000)	1/21/12	40.0	(50)

(11)	Cameco Corporation	(49,500)	1/21/12	45.0	(55)

(3)	Chesapeake Energy Corporation	(7,500)	1/21/12	25.0	(1,320)

(15)	Chesapeake Energy Corporation	(45,000)	1/21/12	30.0	(2,437)

(22)	Eli Lilly & Company	(77,000)	1/21/12	35.0	(5,742)

(3)	Eli Lilly & Company	(11,400)	1/21/12	38.0	(236)

(29)	Exelon Corporation	(123,250)	1/21/12	42.5	(6,743)

(10)	Gold Fields Limited	(15,000)	1/21/12	15.0	(2,810)

(20)	Gold Fields Limited	(32,000)	1/21/12	16.0	(4,130)

(21)	Gold Fields Limited	(36,750)	1/21/12	17.5	(2,467)

(24)	Kroger Company	(54,000)	1/21/12	22.5	(3,240)

(2)	Lockheed Martin Corporation	(15,000)	1/21/12	75.0	(690)

(8)	Lockheed Martin Corporation	(64,000)	1/21/12	80.0	(980)

(4)	Microsoft Corporation	(11,000)	1/21/12	27.5	(290)

(13)	Microsoft Corporation	(39,000)	1/21/12	30.0	(188)

(7)	Newmont Mining Corporation	(38,500)	1/21/12	55.0	(8,978)

(9)	Newmont Mining Corporation	(51,750)	1/21/12	57.5	(9,473)

(58)	Nokia Corporation	(58,000)	1/21/12	10.0	(145)

(24)	Nokia Corporation	(30,000)	1/21/12	12.5	(36)

(17)	Suncor Energy Inc	(68,000)	1/21/12	40.0	(612)

(115)	Thales SA	(322,000)	3/17/12	28.0	(1,321)

(35)	Thales SA	(105,000)	3/17/12	30.0	(179)

(15)	Tyson Foods Inc.	(26,250)	1/21/12	17.5	(3,412)

(6)	Tyson Foods Inc.	(12,000)	1/21/12	20.0	(450)

(21)	Wal-Mart Stores Inc.	(120,750)	1/21/12	57.5	(2,782)

(9)	Wal-Mart Stores Inc.	(54,000)	1/21/12	60.0	(441)
(596)	Total Call Options Written (cost $(102,270))	$(1,866,750)			$(80,244)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Flexible Allocation Fund (continued)

October 31, 2011

inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$2,257,471	$1,146,987	$—	$3,404,458
Convertible Bonds	—	131,088	—	131,088
Corporate Bonds	—	185,202	—	185,202
Mortgage-Backed Securities	—	278,492	—	278,492
Structured Notes	—	36,146	—	36,146
Warrants	576	—	—	576
Common Stocks Sold Short*	(1,049,545)	(32,338)	—	(1,081,883)
Derivatives:
Put Options Purchased	75	—	—	75
Call Options Written	(80,244)	—	—	(80,244)
Total	$1,128,333	$1,745,577	$—	$2,873,910
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as level 2.

During the period ended October 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of October 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Tradewinds Global Flexible Allocation
		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instruments	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity Price	Options	Put options purchased, at value	$75	Call options written, at value	$80,244

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2011, the cost of investments (excluding investments in derivatives) was $4,302,638.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at October 31, 2011, were as follows:

Gross unrealized:
Appreciation	$165,348
Depreciation	(432,024)
Net unrealized appreciation (depreciation) of investments	$(266,676)

50	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, has been pledged as collateral for Call Options Written or Common Stocks Sold Short.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at October 31, 2011.

(6)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

N/R	Not Rated

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

I/O	Interest Only Security

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund

October 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 97.8%

	Capital Markets – 1.9%

566,816	Uranium Participation Corporation, (3)	$3,161,773
	Chemicals – 2.3%

141,000	Chugoku Marine Paints Limited, (2)	992,433

46,546	Mosaic Company	2,725,734
	Total Chemicals	3,718,167
	Commercial Services & Supplies – 0.9%

456,069	Downer EDI Limited, (2)	1,448,324
	Construction Materials – 0.5%

3,836,000	Luks Group Vietnam Holdings Company Limited, (2)	800,552
	Containers & Packaging – 0.7%

236,097	Cascades Inc.	1,077,744
	Electric Utilities – 6.8%

284,461	Centrais Electricas Brasileiras S.A. Preferred B ADR	3,921,829

115,177	Electricite de France S.A., (2)	3,446,971

728,279	Federal Hydrogenerating, GDR, (2)	2,733,459

71,135	Korea Electric Power Corporation, Sponsored ADR, (3)	784,619
	Total Electric Utilities	10,886,878
	Electrical Equipment – 1.7%

95,093	Areva S.A., (2)	2,783,742
	Energy Equipment & Services – 1.7%

173,410	Weatherford International Ltd	2,687,855
	Food Products – 5.1%

62,852	Archer-Daniels-Midland Company	1,818,937

353,600	BrasilAgro Companhia Brasileira de Propriedades Agricoles, (3)	1,915,415

869,300	Gruma S.A.B de C.V, (3)	1,699,854

63,284	Industrias Bachoco S.A.B. de C.V., ADR	1,414,397

3,189,214	Marine Harvest, (2)	1,421,409
	Total Food Products	8,270,012
	Machinery – 3.2%

68,578	AGCO Corporation	3,005,774

318,000	Japan Steel Works Limited, (2)	2,179,258
	Total Machinery	5,185,032
	Metals & Mining – 37.5%

1,452,380	Alumina Limited, (2)	2,212,424

63,099	Anglo American PLC, (2)	2,313,239

108,619	AngloGold Ashanti Limited, Sponsored ADR	4,910,665

386,644	Banro Corporation, (3)	1,670,302

79,772	Barrick Gold Corporation	3,948,714

978,975	CGA Mining Limited	2,435,774

194,726	Dundee Precious Metals Inc., (3)	1,562,887

4,412,558	Eastern Platinum Limited, (3)	2,877,515

48,019	Freeport-McMoRan Copper & Gold, Inc.	1,933,245

58,625	Geovic Mining Corporation, (3)	15,292

240,527	Gold Fields Limited, Sponsored ADR	4,192,386

52	Nuveen Investments

Shares	Description (1)				Value

	Metals & Mining (continued)

3,101,484	Gran Colombia Gold Corporation, (3)				$2,240,350

75,417	Impala Platinum Holdings Limited, (2)				1,732,035

102,797	Ivanhoe Mines Ltd.				2,108,366

259,458	Kinross Gold Corporation				3,723,222

164,749	Newcrest Mining Limited, (2)				5,822,526

34,967	Newmont Mining Corporation				2,336,845

345,585	NovaGold Resources Inc., (3)				3,189,750

1,781,373	Polyus Gold Company, Sponsored GDR				5,848,248

1,038,944	Saint Barbara Limited, (2)				2,407,075

103,547	Silver Standard Resources, Inc., (3)				2,028,486

4,158,044	Village Main Reef Limited, (3)				806,929
	Total Metals & Mining				60,316,275
	Oil, Gas & Consumable Fuels – 35.5%

133,631	Arch Coal Inc.				2,434,757

1,162,229	Bankers Petroleum Limited, (3)				6,179,898

303,781	Cameco Corporation				6,510,027

139,133	Chesapeake Energy Corporation				3,912,420

76,225	CONSOL Energy Inc.				3,259,381

300,785	Gazprom OAO, ADR, (2)				3,486,808

67,165	Hess Corporation				4,201,842

273,448	Nexen Inc.				4,643,147

114,410	Niko Resources Limited				6,293,554

42,912	Peabody Energy Corporation				1,861,093

84,024	Petrobras Argentina S.A., ADR				1,176,336

11,774,000	PT Medco Energi Internasional TBK, (2)				3,058,803

1,604,172	Saras SpA; (2), (3)				2,637,792

62,911	Statoil ASA, ADR				1,599,827

105,519	Suncor Energy, Inc.				3,367,111

172,639	Talisman Energy Inc.				2,451,474
	Total Oil, Gas & Consumable Fuels				57,074,270
	Total Common Stocks (cost $173,020,579)				157,410,624

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CONVERTIBLE BONDS – 0.6%

	Metals & Mining – 0.6%

$1,506	First Uranium Corporation	4.250%	6/30/12	N/R	$966,983
$1,506	Total Convertible Bonds (cost $1,288,202)				966,983

Shares	Description (1)				Value
	WARRANTS – 0.1%

494,112	Gran Colombia Gold Corporation				$84,273
	Total Warrants (cost $365,198)				84,273

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund (continued)

October 31, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.8%

$2,960	Repurchase Agreement with State Street Bank, dated 10/31/11, repurchase price $2,959,733, collateralized by $3,020,000 U.S. Treasury Bills, 0.000%, due 12/29/11, value $3,019,952	0.010%	11/01/11	$2,959,732
	Total Short-Term Investments (cost $2,959,732)			2,959,732
	Total Investments (cost $177,633,711) – 100.3%			161,421,612
	Other Assets Less Liabilities – (0.3)%			(517,449)
	Net Assets – 100%			$160,904,163

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$117,933,774	$39,476,850	$—	$157,410,624
Convertible Bonds	—	966,983	—	966,983
Warrants	84,273	—	—	84,273
Short-Term Investments	—	2,959,732	—	2,959,732
Total	$118,018,047	$43,403,565	$—	$161,421,612
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as level 2.

During the period ended October 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2011, the cost of investments was $179,378,305.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2011, were as follows:

Gross unrealized:
Appreciation	$6,079,327
Depreciation	(24,036,020)
Net unrealized appreciation (depreciation) of investments	$(17,956,693)

54	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

N/R	Not Rated.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund

October 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 95.7%

	Aerospace & Defense – 2.0%

759,528	Thales S.A., (2)	$26,786,377
	Air Freight & Logistics – 1.7%

2,683,613	TNT Express NV, (2)	22,769,266
	Automobiles – 1.3%

262,562	Toyota Motor Corporation, Sponsored ADR	17,515,511
	Beverages – 2.3%

1,799,500	Coca Cola West Holdings Company, (2)	32,137,061
	Capital Markets – 1.3%

1,416,156	UBS AG, (3)	17,871,889
	Commercial Banks – 1.9%

260,118	Societe Generale S.A., (2)	7,447,631

5,249,000	Sumitomo Mitsui Trust Holdings Inc., (2); (3)	17,962,728
	Total Commercial Banks	25,410,359
	Commercial Services & Supplies – 2.5%

3,303,000	Dai Nippon Printing Co., Ltd., (2)	34,597,031
	Communications Equipment – 2.2%

4,406,289	Nokia Corporation, ADR	29,654,325
	Diversified Telecommunication Services – 8.3%

923,503	Belgacom S.A., (2)	27,925,624

1,650,440	Nippon Telegraph and Telephone Corporation, ADR	42,333,786

429,911	PT Telekomunikasi Indonesia Tbk, ADR	14,530,992

27,375,554	Telecom Italia S.p.A., (2)	28,729,483
	Total Diversified Telecommunication Services	113,519,885
	Electric Utilities – 3.8%

673,700	Centrais Electricas Brasileiras S.A., PFD B ADR	9,398,115

565,659	Electricite de France S.A, (2)	16,928,814

899,533	Electrobras SA	9,006,595

1,521,745	Korea Electric Power Corporation, Sponsored ADR	16,784,847
	Total Electric Utilities	52,118,371
	Electrical Equipment – 3.8%

397,165	Alstom S.A., (2)	14,789,628

315,177	Areva S.A., (2), (3)	9,226,457

643,300	Mabuchi Motor Company Limited, (2)	28,194,962
	Total Electrical Equipment	52,211,047
	Electronic Equipment & Instruments – 1.7%

936,500	FUJIFILM Holdings Corp., (2)	22,920,085
	Food & Staples Retailing – 3.8%

1,177,258	Carrefour SA, (2)	31,147,891

794,800	Seven & I Holdings, (2)	21,209,814
	Total Food & Staples Retailing	52,357,705
	Food Products – 0.9%

26,584,763	Marine Harvest, (2)	11,848,629
	Household Durables – 2.5%

1,185,400	Panasonic Corp., (2)	11,983,310

56	Nuveen Investments

Shares	Description (1)	Value

	Household Durables (continued)

2,471,000	Sekisui House, Ltd., (2)	$22,119,508
	Total Household Durables	34,102,818
	Industrial Conglomerates – 1.6%

207,907	Siemens AG, (2)	21,792,977
	Insurance – 5.0%

191,295	Allianz SE, (2)	21,283,880

505,370	Axis Capital Holdings Limited	15,843,350

1,567,300	MS & AD Insurance Group, Holdings Inc., (2)	30,697,673
	Total Insurance	67,824,903
	Internet & Catalog Retail – 0.8%

7,247,005	Home Retail Group, (2)	11,693,911
	Leisure Equipment & Products – 1.5%

407,200	Sankyo Company Ltd, (2)	21,278,972
	Machinery – 1.0%

2,041,000	Japan Steel Works Limited, (2)	13,986,998
	Media – 1.6%

1,200,435	Wolters Kluwer N.V., (2)	21,181,607
	Metals & Mining – 14.5%

9,577,379	Alumina Limited, (2)	14,589,314

825,778	AngloGold Ashanti Limited, Sponsored ADR	37,333,423

916,801	Barrick Gold Corporation	45,381,650

1,647,932	Gold Fields Limited, Sponsored ADR, (2)	28,565,856

2,266,627	Kinross Gold Corporation	32,526,097

729,409	Newcrest Mining Limited, (2)	25,778,626

3,994,235	Polyus Gold International Limited, GDR, (2), (3)	13,101,091
	Total Metals & Mining	197,276,057
	Oil, Gas & Consumable Fuels – 8.4%

1,478,796	Cameco Corporation	31,690,598

2,057,037	Gazprom OAO, ADR, (2)	23,845,911

1,713,573	Nexen Inc.	29,096,470

284,919	Niko Resources Limited	15,673,046

1,011,945	Talisman Energy Inc.	14,369,619
	Total Oil, Gas & Consumable Fuels	114,675,644
	Personal Products – 1.8%

1,374,600	Shiseido Company, Limited, (2)	25,159,806
	Pharmaceuticals – 9.6%

786,148	AstraZeneca PLC, (2)	37,742,315

764,100	Daiichi Sankyo Company Limited, (2)	14,842,340

1,850,136	GlaxoSmithKline PLC, (2)	41,521,411

508,401	Sanofi S.A., (2)	36,370,502
	Total Pharmaceuticals	130,476,568
	Road & Rail – 0.8%

264,500	West Japan Railway Company, (2)	11,207,815
	Semiconductors & Equipment – 1.3%

350,300	Rohm Company Limited, (2)	17,848,289

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund (continued)

October 31, 2011

Shares	Description (1)			Value

	Software – 1.6%

142,100	Nintendo Co., Ltd., (2)			$21,438,705
	Textiles Apparel & Luxury Goods – 1.5%

1,713,000	Wacoal Holdings Corporation, (2)			20,236,670
	Wireless Telecommunication Services – 4.7%

2,351,710	SK Telecom Company Limited, ADR			34,781,791

10,460,588	Vodafone Group PLC, (2)			29,045,758
	Total Wireless Telecommunication Services			63,827,549
	Total Common Stocks (cost $1,390,472,649)			1,305,726,830

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.5%

$48,376	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/11, repurchase price $48,375,614, collateralized by $47,965,000 U.S. Treasury Bills, 1.500%, due 6/30/16, value $49,343,994	0.010%	11/01/11	$48,375,601
	Total Short-Term Investments (cost $48,375,601)			48,375,601
	Total Investments (cost $1,438,848,250) – 99.2%			1,354,102,431
	Other Assets Less Liabilities – 0.8%			11,084,409
	Net Assets – 100%			$1,365,186,840

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$413,792,104	$891,934,726	$—	$1,305,726,830
Short-Term Investments	—	48,375,601	—	48,375,601
Total	$413,792,104	$940,310,327	$—	$1,354,102,431
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as level 2.

During the period ended October 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

58	Nuveen Investments

At October 31, 2011, the cost of investments was $1,452,679,128.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2011, were as follows:

Gross unrealized:
Appreciation	$90,552,377
Depreciation	(189,129,074)
Net unrealized appreciation (depreciation) of investments	$(98,576,697)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Japan Fund

October 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 98.1%

	Automobiles – 1.3%

962	Toyota Motor Corporation, Sponsored ADR	$64,175
	Beverages – 5.0%

8,500	Coca Cola West Holdings Company, (2)	151,801

8,000	Kirin Holdings Company, Limited, (2)	97,876
	Total Beverages	249,677
	Building Products – 2.0%

4,800	JS Group Corporation, (2)	100,652
	Capital Markets – 2.4%

35,000	Daiwa Securities Group Inc., (2)	122,464
	Chemicals – 2.7%

19,000	Chugoku Marine Paints Limited, (2)	133,732
	Commercial Banks – 4.3%

22,000	77 Bank Limited, (2)	86,656

37,000	Sumitomo Mitsui Trust Holdings Incorporated, (2)	126,619
	Total Commercial Banks	213,275
	Commercial Services & Supplies – 8.2%

10,000	Dai Nippon Printing Co., Ltd., (2)	104,744

5,200	Duskin Company Limited, (2)	101,049

2,200	Secom Company, (2)	104,045

13,000	Toppan Printing Company Limited, (2)	101,079
	Total Commercial Services & Supplies	410,917
	Construction & Engineering – 1.8%

20,000	Obayashi Corporation, (2)	91,822
	Containers & Packaging – 1.6%

5,400	Toyo Seikan Kaisha, (2)	82,167
	Diversified Telecommunication Services – 3.3%

6,383	Nippon Telegraph and Telephone Corporation, ADR	163,727
	Electrical Equipment – 5.8%

7,500	Futaba Corporation, (2)	141,461

3,400	Mabuchi Motor Company Limited, (2)	149,017
	Total Electrical Equipment	290,478
	Electronic Equipment & Instruments – 5.4%

6,622	FujiFilm Holdings Corporation, ADR, (2)	163,299

1,200	Kyocera Corporation, (2)	105,487
	Total Electronic Equipment & Instruments	268,786
	Food & Staples Retailing – 2.7%

5,100	Seven & I Holdings, (2)	136,097
	Food Products – 3.9%

10,000	Nippon Meat Packers Inc., (2)	124,645

1,800	Nissin Foods Holdings Company Limited, (2)	69,332
	Total Food Products	193,977
	Household Durables – 5.2%

16,212	Panasonic Corporation, ADR	162,768

11,000	Sekisui House, Ltd., (2)	98,468
	Total Household Durables	261,236

60	Nuveen Investments

Shares	Description (1)	Value

	Insurance – 4.0%

7,200	MS & AD Insurance Group Holdings Inc., (2)	$141,022

3,000	NKSJ Holdings Inc., (2)	59,999
	Total Insurance	201,021
	Leisure Equipment & Products – 2.8%

25	Fields Corporation, (2)	41,548

1,900	Sankyo Company Ltd, (2)	99,288
	Total Leisure Equipment & Products	140,836
	Machinery – 1.0%

4,000	Japan Steel Works Limited, (2)	27,412

3,000	Organo Corporation, (2)	23,527
	Total Machinery	50,939
	Media – 2.3%

1,240	Hakuhodo DY Holdings Inc., (2)	67,374

29	TV Asahi Corporation, (2)	45,687
	Total Media	113,061
	Oil, Gas, & Consumable Fuels – 2.7%

22,800	JX Holdings Inc., (2)	132,807
	Personal Products – 5.3%

5,200	KAO Corporation, (2)	136,419

7,000	Shiseido Company, Limited, (2)	128,124
	Total Personal Products	264,543
	Pharmaceuticals – 6.2%

2,700	Astellas Pharma Inc., (2)	98,748

5,700	Daiichi Sankyo Company Limited, (2)	110,720

3,300	Kissei Pharmaceuticals Company Limited, (2)	61,983

900	Takeda Pharmaceutical Company, Limited, (2)	40,573
	Total Pharmaceuticals	312,024
	Real Estate Management & Development – 2.0%

8,000	Daiwa House Industry Company Limited, (2)	100,247
	Road & Rail – 2.1%

900	East Japan Railway Company, (2)	54,565

1,200	West Japan Railway Company, (2)	50,848
	Total Road & Rail	105,413
	Semiconductors & Equipment – 2.6%

2,500	Rohm Company Limited, (2)	127,379
	Software – 2.4%

800	Nintendo Co., Ltd., (2)	120,696
	Textiles Apparel & Luxury Goods – 2.6%

11,000	Wacoal Holdings Corporation, (2)	129,949
	Trading Cos & Distributors – 2.7%

9,300	Mitsui & Company Limited, (2)	135,729
	Transportation Infrastructure – 0.9%

5,000	Kamigumi Company Limited, (2)	43,660
	Wireless Telecommunication Services – 2.9%

8,033	NTT DoCoMo Inc., Sponsored ADR	142,907
	Total Common Stocks (cost $4,705,638)	4,904,393

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Japan Fund (continued)

October 31, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.4%

$122	Repurchase Agreement with State Street Bank, dated 10/31/11, repurchase price $121,541, collateralized by $125,000 U.S. Treasury Bills, 0.000%, due 12/29/11, value $124,998	0.010%	11/03/11	$121,541
	Total Short-Term Investments (cost $121,541)			121,541
	Total Investments (cost $4,827,179) – 100.5%			5,025,934
	Other Assets Less Liabilities – (0.5)%			(24,916)
	Net Assets – 100%			$5,001,018

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$533,577	$4,370,816	$—	$4,904,393
Short-Term Investments	—	121,541	—	121,541
Total	$533,577	$4,492,357	$—	$5,025,934
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

During	the period ended October 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2011, the cost of investments was $4,955,774.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2011, were as follows:

Gross unrealized:
Appreciation	$356,242
Depreciation	(286,082)
Net unrealized appreciation (depreciation) of investments	$70,160

62	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

ADR	American Depositary Receipt.

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Small Cap Opportunities Fund

October 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 92.3%

	Aerospace & Defense – 2.5%

461	Alliant Techsystems Inc.	$26,775
	Airlines – 1.0%

855	Skywest Inc.	11,466
	Beverages – 2.2%

2,094	Britvic PLC, (2)	11,089

700	Coca Cola West Holdings Company, (2)	12,501
	Total Beverages	23,590
	Capital Markets – 5.7%

6,685	EFG – Hermes Holdings SAE, (2)	14,363

4,528	GP Investments Ltd., GDR	11,974

540	Mirae Asset Securities Company Limited, (2)	17,187

3,387	Uranium Participation Corporation	18,893
	Total Capital Markets	62,417
	Chemicals – 5.9%

3,000	Chugoku Marine Paints Limited, (2)	21,116

2,000	Fertilizantes Heringer LTDA	11,906

1,177	Georgia Gulf Corporation	21,304

990	Omnia Holdings Limited, (2)	9,866
	Total Chemicals	64,192
	Commercial Banks – 1.5%

348	Laurentian Bank of Canada	16,053
	Commercial Services & Supplies – 2.5%

1,552	Berendsen PLC, (2)	11,563

4,973	Downer EDI Limited, (2)	15,793
	Total Commercial Services & Supplies	27,356
	Construction & Engineering – 4.5%

689	Layne Christensen Company	17,356

3,104	Murray & Roberts Holdings Limited, (2)	9,420

964	Shaw Group Inc.	22,423
	Total Construction & Engineering	49,199
	Construction Materials – 1.8%

6,325	India Cements Limited, GDR, (2)	10,422

42,000	Luks Group Vietnam Holdings Company Limited, (2)	8,765
	Total Construction Materials	19,187
	Containers & Packaging – 1.5%

3,671	Cascades Inc.	16,758
	Electric Utilities – 2.9%

392	IDACORP, INC	15,829

647	Portland General Electric Company	15,877
	Total Electric Utilities	31,706
	Electronic Equipment & Instruments – 5.8%

1,740	Ingram Micro, Inc., Class A	31,111

645	Tech Data Corporation	31,721
	Total Electronic Equipment & Instruments	62,832

64	Nuveen Investments

Shares	Description (1)	Value

	Food Products – 12.0%

1,005	Cresud S.A., ADR	$11,668

2,130	Dean Foods Company	20,704

1,318	Fresh Del Monte Produce Inc.	33,556

2,941	Gruma, S.A.B. de C.V., ADR	22,910

656	Industrias Bachoco S.A.B. de C.V., ADR	14,662

80	KWS Saat AG, (2)	16,313

25,104	Marine Harvest, (2)	11,189
	Total Food Products	131,002
	Health Care Providers & Services – 2.2%

407	Health Net Inc.	11,311

2,100	Profarma Distribuidora de Produtos Farmaceuticos SA	12,966
	Total Health Care Providers & Services	24,277
	Hotels, Restaurants & Leisure – 4.1%

1,221	Interval Leisure Group Inc.	16,862

1,161	OPAP SA, (2)	13,473

640	Orascom Development Holding AG, (2)	14,157
	Total Hotels Restaurants & Leisure	44,492
	Insurance – 2.2%

2,747	Old Republic International Corporation	24,283
	Internet & Catalog Retail – 0.8%

5,499	Home Retail Group, (2)	8,873
	Leisure Equipment & Products – 0.9%

6	Fields Corporation, (2)	9,972
	Machinery – 1.1%

273	AGCO Corporation	11,966
	Marine – 1.4%

798	Stolt-Nielsen S.A., (2)	15,781
	Metals & Mining – 8.9%

2,815	Banro Corporation	12,161

3,753	CGA Mining Limited	9,338

21,553	Eastern Platinum Limited	14,055

18,287	Gran Colombia Gold Corporation	13,210

2,448	NovaGold Resources Inc.	22,595

4,382	Saint Barbara Limited, (2)	10,152

778	Silver Standard Resources, Inc.	15,241
	Total Metals & Mining	96,752
	Oil, Gas, & Consumable Fuels – 16.9%

1,001	Arch Coal Inc.	18,238

6,697	Bankers Petroleum Limited	35,608

914	ERG S.P.A, (2)	11,245

1,296	Goodrich Petroleum Corporation	20,542

599	Niko Resources Limited	32,950

1,543	Petrobras Argentina S.A., ADR	21,602

101,500	PT Medco Energi Internasional TBK, (2)	26,369

10,926	Saras SpA, (2)	17,966
	Total Oil, Gas, & Consumable Fuels	184,520

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Small Cap Opportunities Fund (continued)

October 31, 2011

Shares	Description (1)				Value

	Paper & Forest Products – 0.5%

393	Glatfelter				$5,895
	Pharmaceuticals – 1.6%

48	EGIS PLC, (2)				3,906

18,000	United Laboratories International Holdings Ltd, (2)				13,892
	Total Pharmaceuticals				17,798
	Specialty Retail – 0.5%

2,538	Office Depot, Inc.				5,812
	Wireless Telecommunication Services – 1.4%

508,300	SafariCom Limited				15,349
	Total Common Stocks (cost $919,771)				1,008,303

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS – 1.6%

	Metals & Mining – 0.7%

$12	First Uranium Corporation	4.250%	6/30/12	N/R	$7,705
	Oil, Gas & Consumable Fuels – 0.9%

17	USEC Inc.	3.000%	10/01/14	Caa2	9,966
$29	Total Convertible Bonds (cost $17,882)				17,671
	Total Investments (cost $937,653) – 93.9%				1,025,974
	Other Assets Less Liabilities – 6.1%				66,451
	Net Assets – 100%				$1,092,425

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$692,930	$315,373	$—	$1,008,303
Convertible Bonds	—	17,671	—	17,671
Total	$692,930	$333,044	$—	$1,025,974
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

During the period ended October 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

66	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2011, the cost of investments was $937,653.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2011, were as follows:

Gross unrealized:
Appreciation	$100,501
Depreciation	(12,180)
Net unrealized appreciation (depreciation) of investments	$88,321

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

N/R	Not Rated.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Nuveen Investments	67

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2011